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                                                                EDUCATION
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Semiannual Report May 31, 1999

[HIGHWAY AT NIGHT GRAPHIC]
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              EATON VANCE
               MUNICIPAL
             INCOME TRUSTS




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                                                                      California

                                                                         Florida

                                                                   Massachusetts

                                                                        Michigan

                                                                      New Jersey

                                                                        New York

                                                                            Ohio

                                                                    Pennsylvania




[BROOKLYN BRIDGE GRAPHIC]
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EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO]
Thomas J. Fetter
President

We welcome the shareholders of Eaton Vance Municipal Income Trusts with this initial shareholder report. The Trusts began operations in late January, with the investment objective of producing current income exempt from regular federal income tax and from state and local taxes, where applicable.

A series of global economic crises late in 1998 precipitated a flight to quality, increasing demand for U.S. Treasury securities. Amid the rush to Treasuries, the ratio of Treasury yields to municipal yields reached a new high. At one point municipal yields actually EQUALLED Treasury yields. As investors realized the extraordinary value in municipals, those ratios narrowed significantly. But at May 31, municipals continued to represent an excellent bargain, especially considering their tax-exempt status.

While the Federal Reserve remains
vigilant over inflation, the long-term
outlook for bonds remains positive...

In the wake of strong economic figures, the bond market encountered some turbulence in the first half of 1999. Meanwhile, the Federal Reserve continued to monitor inflation closely. At its Open Market Committee meeting in late June, the Federal Reserve raised the target for its Federal Funds rate - a key barometer of short-term interest rates - by 25 basis points (.25%). The move indicates that the Fed remains intent on keeping inflation from gathering steam.

Despite recent robust economic activity, there is no sign of a pick-up in inflation on the horizon. Global competition remains fierce, while technology continues to fuel increases in productivity. And budget surpluses have now replaced the deficits that weighed on the nation's economy for a generation. These trends suggest that the longer-term outlook for bonds remains quite positive.

After years of strong stock market
performance, it may be time to allocate
more assets to municipal bonds...

Following another strong year in the stock market, it may make good sense to review one's asset allocations. 1998 marked the fourth consecutive year of 20%-plus returns - an unprecedented run in the equity markets and well above the market's 10% historical returns. As a result, many investors may find themselves over-weighted in equities. We believe that it is worthwhile for investors to regularly review their asset allocations, making adjustments consistent with their investment goals. That may be especially true now, in the wake of recent stock market performance.

Eaton Vance Municipal Income Trusts
offer tax-exempt income, flexibility,
and liquidity...

Eaton Vance Municipal Income Trusts are designed to deliver tax-exempt income together with the flexibility of a closed-end fund and the liquidity afforded by trading on the American Stock Exchange. We believe that municipal bonds remain an excellent fixed-income alternative and a good way to diversify one's investment portfolio and lower one's tax burden. Eaton Vance Municipal Income Trusts will continue to seek promising opportunities for their tax-conscious shareholders.

                                        Sincerely,

                                        /s/ Thomas J. Fetter

                                        Thomas J. Fetter
                                        President

                                        July 12, 1999

EATON VANCE CALIFORNIA MUNICIPAL INCOME TRUST AS OF MAY 31, 1999
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INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]
Cynthia J. Clemson
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
THE ECONOMY
- The California economy enjoyed 3% job growth in 1998, with southern California registering especially strong momentum. Orange and Los Angeles Counties led the way, with strong progress in non-durable manufacturing. The state's unemployment rate was 5.6% in April, down from 5.9% a year earlier.

- The construction sector remained a primary source of new jobs. Reversing the out-migration seen earlier in the decade, California registered a 1.5% rise in population in 1998. The increased demand for housing resulted in an average of 11,500 monthly residential construction permits, a 25% rise from a year ago.

- The Los Angeles area has witnessed a surge in the financial services sector. Job gains in brokerage, finance, and real estate management have more than offset job losses in commercial banking.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE YEAR-TO-DATE
- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -9.21% for the period from its inception on January 29, 1999 through May 31, 1999. That return was the result of a decrease in share price from $15.00 on January 29, 1999 to $13.50 on May 31, 1999, and the
  reinvestment of $0.128 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -3.90% for the period ended May 31, 1999. That return was the result of a decrease in net asset value from $15.00 on January 29, 1999 to $14.30 on May 31, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $13.50 the Trust had a market yield of 5.67% at May 31, 1999.(1)

- At May 31, the Trust's share price on the American Stock Exchange traded at a 5.6% discount to its underlying net asset value.

MANAGEMENT DISCUSSION
- Insured* bonds constituted a significant portion of the Trust's holdings at May 31. To get fully invested in a timely and prudent manner, the Trust purchased a higher percentage of insured paper than it ultimately expects to carry. Management anticipates that the number of insured holdings should diminish in time, as other attractive, higher-yielding opportunities come to market.

- Call protection is an important investment criterion for the Trust, providing a measure of protection against untimely calls and helping to maintain dividend levels. Call protection has become especially important in the past year as the pace of bond calls has quickened.

- Education bonds have played a leading role in the Trust's initial months of operation, including bonds issued by colleges, universities, and secondary schools.

RATING DISTRIBUTION(2)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

NR               6.0%
BBB              8.2%
A               14.5%
AA               6.1%
AAA             65.2%

--------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will change.
--------------------------------------------------------------------------------

TRUST INFORMATION
AS OF MAY 31, 1999

PERFORMANCE(3)
--------------------------------------------------------------------------------

Cumulative Total Return (at market value, American Stock Exchange)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -9.21%


Cumulative Total Return (at net asset value)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -3.90%


TRUST OVERVIEW(2)
--------------------------------------------------------------------------------
Number of Issues                         50

Average Maturity                  27.4 Yrs.

Effective Maturity                26.1 Yrs.

Average Rating                          AA+

Average Call                      10.3 Yrs.

Average Dollar Price                 $93.93


(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Ratings Distribution and Trust Overview are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in net asset value or share price with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with this investment due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE FLORIDA MUNICIPAL INCOME TRUST AS OF MAY 31, 1999
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]
Cynthia J. Clemson
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
THE ECONOMY
- Florida's economy continued to grow in late 1998 and early 1999. Favorable conditions fueling the economic expansion included personal income and expenditure increases, low overall price levels and interest rates, and high consumer confidence. Florida's consumer confidence level, a leading indicator of consumer spending, almost fully regained the decline posted in April.

- Florida is currently one of the nation's strongest job markets. Recent data show that the seasonally adjusted unemployment rate for April, at 4.2%, outpaced the nation's by 0.1%. According to the most recent comparative state figures, Florida remained the top state for over-the-year percentage job growth. Services, the state's largest industry, grew 5.6% from April 1998 to April 1999, adding the highest number of new jobs.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE YEAR-TO-DATE
- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -4.60% for the period from its inception on January 29, 1999 through May 31, 1999. That return was the result of a decrease in share price from $15.00 on January 29, 1999 to $14.188 on May 31, 1999, and the
  reinvestment of $0.126 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -4.11% for the period ended May 31, 1999. That return was the result of a decrease in net asset value from $15.00 on January 29, 1999 to $14.26 on May 31, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.188 the Trust had a market yield of 5.31% at May 31, 1999.(1)

- At May 31, the Trust's share price on the American Stock Exchange traded at a 0.5% discount to its underlying net asset value.

MANAGEMENT DISCUSSION
- Insured* bonds constituted a significant portion of the Trust's holdings at May 31. To get fully invested in a timely and prudent manner, the Trust purchased a higher percentage of insured paper than it ultimately expects to carry. Management anticipates that the number of insured holdings should diminish in time, as other attractive, higher-yielding opportunities come to market.

- Call protection is an important investment criterion, providing a measure of protection against untimely calls and helping to maintain dividend levels. Call protection has become especially important in the past year as the pace of bond calls has quickened.

- Hospitals were well-represented in the Trust. A series of restructurings and mergers has transformed the hospital sector in recent years. Surviving institutions have emerged more financially sound and better equipped to operate in a more competitive environment.

RATING DISTRIBUTION(2)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

NR               5.1%
BBB              5.0%
A                8.7%
AA              17.5%
AAA             63.7%

--------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will change.
--------------------------------------------------------------------------------

TRUST INFORMATION
AS OF MAY 31, 1999

PERFORMANCE(3)
--------------------------------------------------------------------------------

Cumulative Total Return (at market value, American Stock Exchange)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -4.60%


Cumulative Total Return (at net asset value)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -4.11%


TRUST OVERVIEW(2)
--------------------------------------------------------------------------------

Number of Issues                         45

Average Maturity                  29.0 Yrs.

Effective Maturity                28.5 Yrs.

Average Rating                          AA+

Average Call                      10.4 Yrs.

Average Dollar Price                 $95.23


(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Ratings Distribution and Trust Overview are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in net asset value or share price with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with this investment due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

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EATON VANCE MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF MAY 31, 1999
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INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]
Robert B. MacIntosh
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
THE ECONOMY
- The Massachusetts economy continued its strong momentum in the first half of 1999. The May unemployment rate was 2.9%, down from 3.2% a year earlier, and well below the national rate for the 50th consecutive month. Financial services, technology, and retail trade were again among the largest sources of new job creation.

- The construction sector added significantly to employment in the Commonwealth. Residential and commercial building has been aided by a strong housing market and large commercial projects like Boston's Central Artery and Seaport projects.

- Massachusetts tax revenues continued to reflect the strong state economy in the first half of 1999, according to the Department of Revenue and Taxation. Tax revenue growth was especially strong in calendar year 1998, rising 9.7%, led by a 13.0% increase in individual income tax collections.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE YEAR-TO-DATE
- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -6.27% for the period from its inception on January 29, 1999 through May 31, 1999. That return was the result of a decrease in share price from $15.00 on January 29, 1999 to $13.938 on May 31, 1999, and the
  reinvestment of $0.128 per share in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -4.17% for the period ended May 31, 1999. That return was the result of a decrease in net asset value from $15.00 on January 29, 1999 to $14.25 on May 31, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $13.938 the Trust had a market yield of 5.49% at May 31, 1999.(1)

- At May 31, the Trust's share price on the American Stock Exchange traded at a 2.2% discount to its underlying net asset value.

MANAGEMENT DISCUSSION
- Education bonds have played a leading role in the Trust's initial months of operation, including bonds issued by colleges, universities, and secondary schools. Among the Trust's education investments was a rare 60-year maturity bond issued by Boston University. The bond carries a 5.45% coupon and offers an extraordinary thirty years of call protection.

- Insured* bonds constituted a significant portion of the Trust's holdings at May 31. Following a sharp market rally in mid-January, these bonds afforded the Trust excellent quality and liquidity while we searched for buying opportunities among non-rated and lower investment grade issues.

- Hospital bonds were well-represented in the Trust. A series of restructurings and mergers has transformed the Massachusetts hospital sector in recent years. Surviving institutions have emerged more financially sound and better equipped to operate in a more competitive environment.

RATING DISTRIBUTION(2)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

NR               5.5%
BBB             12.5%
A               10.9%
AA              15.5%
AAA             55.7%

--------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will change.
--------------------------------------------------------------------------------

TRUST INFORMATION
AS OF MAY 31, 1999

PERFORMANCE(3)
--------------------------------------------------------------------------------

Cumulative Total Return (at market value, American Stock Exchange)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -6.27%


Cumulative Total Return (at net asset value)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -4.17%


TRUST OVERVIEW(2)
--------------------------------------------------------------------------------
Number of Issues                         40

Average Maturity                  30.8 Yrs.

Effective Maturity                26.0 Yrs.

Average Rating                           AA

Average Call                      10.6 Yrs.

Average Dollar Price                 $94.74


(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Ratings Distribution and Trust Overview are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in net asset value or share price with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with this investment due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

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EATON VANCE MICHIGAN MUNICIPAL INCOME TRUST AS OF MAY 31, 1999
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]
Timothy T. Browse
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
THE ECONOMY
- The Michigan economy grew by 4.5% in the first quarter of 1999. Factors contributing to growth were increases over the previous quarter in personal spending and private domestic investment. Trade figures were off, however, with exports falling 7.7% and imports rising 11.1%.

- Michigan's unemployment rate as of April 1999 was 3.9%, a slight decrease from March's 4.0% level and below the 4.3% rate for the nation. Employment gains were recorded in construction, trade contracting, and services, while manufacturing and durable goods saw the biggest job losses.

- Vital to the Michigan economy, overall motor vehicle sales rose 7.9% from March 1998 to March 1999. Compared with February 1999, auto and light truck sales were down, but heavy truck sales were up.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE YEAR-TO-DATE
- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -1.67% for the period from its inception on January 29, 1999 through May 31, 1999. That return was the result of a decrease in share price from $15.00 on January 29, 1999 to $14.625 on May 31, 1999, and the
  reinvestment of $0.125 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -3.52% for the period ended May 31, 1999. That return was the result of a decrease in net asset value from $15.00 on January 29, 1999 to $14.35 on May 31, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.625 the Trust had a market yield of 5.13% at May 31, 1999.(1)

- At May 31, the Trust's share price on the American Stock Exchange traded at a 1.9% premium to its underlying net asset value.

MANAGEMENT DISCUSSION
- Insured* bonds constituted a significant portion of the Trust's holdings at May 31. To get close to fully invested in a timely and prudent manner, the Trust purchased a higher percentage of insured paper than it ultimately expects to carry. Management anticipates that the number of insured holdings should diminish in time, as other attractive, higher-yielding opportunities come to market.

- Michigan offers an abundance of insured school district bonds. These bonds are attractive because of their high quality, structure, and liquidity. Our research and Trust management team will also be seeking out non-rated investment opportunities as they become available.

- Call protection is an important investment criterion for the Trust, providing a measure of protection against untimely calls and helping to maintain dividend levels. Call protection has become especially important in the past year as the decline in interest rates has resulted in a quickening of bond calls.

RATING DISTRIBUTION(2)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

NR               6.5%
BBB              5.9%
A                4.7%
AA               8.1%
AAA             74.8%

--------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will change.
--------------------------------------------------------------------------------

TRUST INFORMATION
AS OF MAY 31, 1999

PERFORMANCE(3)
--------------------------------------------------------------------------------

Cumulative Total Return (at market value, American Stock Exchange)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -1.67%


Cumulative Total Return (at net asset value)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -3.52%


TRUST OVERVIEW(2)
--------------------------------------------------------------------------------

Number of Issues                         42

Average Maturity                  26.5 Yrs.

Effective Maturity                25.3 Yrs.

Average Rating                          AA+

Average Call                       8.8 Yrs.

Average Dollar Price                 $95.39


(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Ratings Distribution and Trust Overview are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in net asset value or share price with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with this investment due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
EATON VANCE NEW JERSEY MUNICIPAL INCOME TRUST AS OF MAY 31, 1999
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]
Robert B. MacIntosh
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
THE ECONOMY
- Having achieved job growth of 2.1% in 1998, New Jersey carried strong momentum through the first half of 1999. In May, the state's jobless rate fell to 4.5%. Job gains were dominated by the state's core growth sectors-technology, finance, health care and entertainment.

- While foreign trade still contributes less to New Jersey's gross state product than to the average state, exports by state businesses are on the rise. A recent survey indicated that 32% of New Jersey manufacturers participate in foreign trade. State exports are expected to exceed the national rate in coming years.

- Infrastructure improvements have become increasingly important to New Jersey's burgeoning entertainment industry. Expansions at Newark International Airport have contributed to an increase in tourist traffic, while transportation improvements have encouraged hotel and casino expansions in Atlantic City.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE YEAR-TO-DATE
- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -2.51% for the period from its inception on January 29, 1999 through May 31, 1999. That return was the result of a decrease in share price from $15.00 on January 29, 1999 to $14.50 on May 31, 1999, and the
  reinvestment of $0.125 per share in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -3.05% for the period ended May 31, 1999. That return was the result of a decrease in net asset value from $15.00 on January 29, 1999 to $14.42 on May 31, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.50 the Trust had a market yield of 5.17% at May 31, 1999.(1)

- At May 31, the Trust's share price on the American Stock Exchange traded at a 0.6% premium to its underlying net asset value.

MANAGEMENT DISCUSSION
- In its initial months of operation, the Trust maintained a large exposure to insured* bonds, 51.3% of total investments at May 31. With municipal bonds having staged a significant rally in January, management preferred the quality provided by insured bonds. As interest rates have trended higher in recent months, the Trust has reduced its insured weighting to take advantage of attractive yields among non-rated and uninsured issues.

- The Trust remained very selective in the hospital sector. As a result of the Allegheny Health System default in neighboring Pennsylvania, New Jersey's hospital bonds traded unevenly, with high-quality and insured* issues reaching overvalued status while triple B-rated and non-rated issues traded lower.

- Transportation bonds were also a relatively large weighting within the Trust. New Jersey Transit Authority and New York/New Jersey Port Authority are well-regarded names that have tended to trade well, even in a difficult market environment.

RATING DISTRIBUTION(2)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

NR               6.4%
BBB             15.3%
A                4.6%
AA               9.6%
AAA             64.1%

--------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will change.
--------------------------------------------------------------------------------

TRUST INFORMATION
AS OF MAY 31, 1999

PERFORMANCE(3)
--------------------------------------------------------------------------------

Cumulative Total Return (at market value, American Stock Exchange)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -2.51%


Cumulative Total Return (at net asset value)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -3.05%


TRUST OVERVIEW(2)
--------------------------------------------------------------------------------

Number of Issues                         44

Average Maturity                  26.0 Yrs.

Effective Maturity                24.8 Yrs.

Average Rating                           AA

Average Call                      10.0 Yrs.

Average Dollar Price                 $95.95


(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Ratings Distribution and Trust Overview are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in net asset value or share price with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with this investment due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
EATON VANCE NEW YORK MUNICIPAL INCOME TRUST AS OF MAY 31, 1999
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]
Thomas J. Fetter
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
THE ECONOMY

- Recovering from last year's tumult in the financial markets, the New York economy has continued to post strong economic gains. The state's unemployment rate declined to 5.0% in May from 5.7% a year earlier. However, the state's job growth continued to lag behind the nation's, rising 2.0% versus 2.6% for the nation as a whole.

- Upstate New York posted its strongest job growth in nearly a decade. Local economies in Rochester, Albany, Utica, and Syracuse generated fresh momentum, offsetting losses in government with gains in the service sector and modest gains in manufacturing.

- New York City's film industry continued to expand in the past year. A record 221 feature films were shot in the city last year, making the industry the second largest generator of new jobs. The industry pumped $2.57 billion into the local economy, according to CRAIN'S NEW YORK BUSINESS.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE YEAR-TO-DATE
- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -6.67% for the period from its inception on January 29, 1999 through May 31, 1999. That return was the result of a decrease in share price from $15.00 on January 29, 1999 to $13.875 on May 31, 1999, and the
  reinvestment of $0.128 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -3.48% for the period ended May 31, 1999. That return was the result of a decrease in net asset value from $15.00 on January 29, 1999 to $14.35 on May 31, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $13.875 the Trust had a market yield of 5.51% at May 31, 1999.(1)

- At May 31, the Trust's share price on the American Stock Exchange traded at a 3.3% discount to its underlying net asset value.

MANAGEMENT DISCUSSION
- The Trust maintained high quality - with an average quality rating of A+ at May 31 - and good geographic and sector diversification. Management sought to add value among lower investment-grade bonds, including issues for Long Island Power Authority and New York State Urban Development Corp.

- Education bonds were among the Trust's largest holdings at May 31. Included in the Trust's New York Dormitory Authority holdings were issues that financed housing, classrooms, and administrative facilities for New York University, Rockefeller University and State University of New York.

- Call protection is an important investment criterion for the Trust, providing a measure of protection against untimely calls and helping to maintain dividend levels. Call protection has become especially important in the past year as the pace of bond calls has quickened.

RATING DISTRIBUTION(2)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

NR               7.7%
BBB             14.1%
A               31.7%
AA              13.8%
AAA             32.8%

--------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will change.
--------------------------------------------------------------------------------

TRUST INFORMATION
AS OF MAY 31, 1999

PERFORMANCE(3)
--------------------------------------------------------------------------------

Cumulative Total Return (at market value, American Stock Exchange)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -6.67%


Cumulative Total Return (at net asset value)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -3.48%


TRUST OVERVIEW(2)
--------------------------------------------------------------------------------

Number of Issues                         36

Average Maturity                  26.9 Yrs.

Effective Maturity                24.7 Yrs.

Average Rating                           A+

Average Call                      10.2 Yrs.

Average Dollar Price                 $97.61


(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Ratings Distribution and Trust Overview are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in net asset value or share price with all distributions reinvested.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
EATON VANCE OHIO MUNICIPAL INCOME TRUST AS OF MAY 31, 1999
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]
Thomas J. Fetter
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
THE ECONOMY
- Ohio's economy made more progress in early 1999, posting solid employment gains. While the strong U.S. dollar made foreign manufacturers more competitive, U.S. consumers showed a continued appetite for autos and electronics. With nearly 190,000 new jobs created in the past year, Ohio's May jobless rate fell to 4.2%.

- The Ohio labor market continued to demonstrate strength in the first half of 1999. The state reported strong gains in service industries, especially in business and health care, according to the state's Bureau of Employment Services. The strength in these sectors more than offset losses elsewhere.

- Ohio's manufacturing sector rebounded in the first half of the year. The industrial sector showed signs of recovery, with autos, ship building and industrial equipment leading the way. Steel producers saw orders rebound somewhat despite fierce price competition from foreign producers. The auto sector enjoyed continued strong demand, especially in the truck segment.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE YEAR-TO-DATE
- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -0.82% for the period from its inception on January 29, 1999 through May 31, 1999. That return was the result of a decrease in share price from $15.00 on January 29, 1999 to $14.75 on May 31, 1999, and the
  reinvestment of $0.126 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -2.97% for the period ended May 31, 1999. That return was the result of a decrease in net asset value from $15.00 on January 29, 1999 to $14.43 on May 31, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.75 the Trust had a market yield of 5.11% at May 31, 1999.(1)

- At May 31, the Trust's share price on the American Stock Exchange traded at a 2.2% premium to its underlying net asset value.

MANAGEMENT DISCUSSION
- Insured* bonds played a significant role in the Trust's initial months of operation. Insured general obligations were in ample supply, providing quality and excellent liquidity as the Trust waited for the market to settle in late January.

- As in other states, Ohio's hospital market has become increasingly difficult in recent years, reflecting changing Medicare reimbursement rules and an increased focus on cost containment. The Trust's hospital investments have focused on those institutions that are well-positioned for the newly competitive environment.

- The Trust identified some promising situations among selected non-rated bonds. While maintaining its strict investment criterion, management found good value among hospital, utility and industrial development bonds. In addition to adding attractive yield opportunities, these issues contributed to the the Trust's broad diversification.


RATING DISTRIBUTION(2)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

NR               8.5%
BB               3.2%
BBB             11.1%
A                4.7%
AA              22.2%
AAA             50.4%

--------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will change.
--------------------------------------------------------------------------------

TRUST INFORMATION
AS OF MAY 31, 1999

PERFORMANCE(3)
--------------------------------------------------------------------------------

Cumulative Total Return (at market value, American Stock Exchange)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -0.82%


Cumulative Total Return (at net asset value)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -2.97%


TRUST OVERVIEW(2)
--------------------------------------------------------------------------------

Number of Issues                         36

Average Maturity                  26.3 Yrs.

Effective Maturity                23.7 Yrs.

Average Rating                          AA-

Average Call                       9.7 Yrs.

Average Dollar Price                 $97.42


(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Ratings Distribution and Trust Overview are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in net asset value or share price with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with this investment due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF MAY 31, 1999
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]
Timothy T. Browse
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
THE ECONOMY

- Pennsylvania's unemployment rate was 4.2% for April 1999, down from 4.4% in March and 4.5% six months earlier. Personal income increased in the fourth quarter of 1998 by 0.9%, versus the national average of 1.5%. Per capita income posted a 4.4% increase from 1997, ranking 16th in the U.S.

- The state has had particular success in the area of high-tech job creation: A report released in June ranked Pennsylvania eighth in the nation in high-tech workers. Technology exports were also on the rise, totalling $6.8 billion in 1998.

- Establishing itself as a leader in community economic development, Pennsylvania has instituted a program of tax abatement for distressed urban and rural areas in the state. This program encourages tax-free private and residential investment in areas dubbed "Opportunity Zones," with a goal of fostering higher employment and business revenue.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE YEAR-TO-DATE
- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -5.86% for the period from its inception on January 29, 1999 through May 31, 1999. That return was the result of a decrease in share price from $15.00 on January 29, 1999 to $14.00 on May 31, 1999, and the
  reinvestment of $0.126 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -3.38% for the period ended May 31, 1999. That return was the result of a decrease in net asset value from $15.00 on January 29, 1999 to $14.37 on May 31, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.00 the Trust had a market yield of 5.38% at May 31, 1999.(1)

- At May 31, the Trust's share price on the American Stock Exchange traded at a 2.6% discount to its underlying net asset value.

MANAGEMENT DISCUSSION
- Insured* bonds constituted a significant portion of the Trust's holdings at May 31. To get close to fully invested in a timely and prudent manner, the Trust purchased a higher percentage of insured paper than it ultimately expects to carry. Management anticipates that the number of insured holdings should diminish in time, as other attractive, higher-yielding opportunities come to market.

- As in other states, the Pennsylvania hospital market has become increasingly difficult in recent years, reflecting changing Medicare reimbursement rules and an increased focus on cost containment. The Trust's hospital investments have focused on those institutions that are well-positioned for the newly competitive environment.

- Call protection is an important investment criterion for the Trust, providing a measure of protection against untimely calls and helping to maintain dividend levels. Call protection has become especially important in the past year as the decline in interest rates has resulted in a quickening of bond calls.

RATING DISTRIBUTION(2)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

NR               3.0%
BBB              9.0%
A                4.8%
AA               7.4%
AAA             75.8%

--------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will change.
--------------------------------------------------------------------------------

TRUST INFORMATION
AS OF MAY 31, 1999

PERFORMANCE(3)
--------------------------------------------------------------------------------

Cumulative Total Return (at market value, American Stock Exchange)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -5.86%


Cumulative Total Return (at net asset value)
--------------------------------------------------------------------------------
Life of Trust (1/29/99)              -3.38%


TRUST OVERVIEW(2)
--------------------------------------------------------------------------------

Number of Issues                         45

Average Maturity                  26.9 Yrs.

Effective Maturity                25.3 Yrs.

Average Rating                          AA+

Average Call                       9.2 Yrs.

Average Dollar Price                 $94.34


(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Ratings Distribution and Trust Overview are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in net asset value or share price with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with this investment due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

CALIFORNIA MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
----------------------------------------------------------------------------
Certificates of Participation -- 2.9%
----------------------------------------------------------------------------
      $5,000         California Statewide Communities
                     Development Authority, (Children's
                     Hospital of Los Angeles), 5.25%, 8/15/29  $   4,863,050
----------------------------------------------------------------------------
                                                               $   4,863,050
----------------------------------------------------------------------------
Education -- 10.6%
----------------------------------------------------------------------------
      $3,000         California Educational Facilities
                     Authority, (Claremont McKenna College),
                     5.00%, 11/1/29                            $   2,888,760
       3,770         California Educational Facilities
                     Authority, (College and University),
                     5.10%, 4/1/23                                 3,650,981
       2,500         California Educational Facilities
                     Authority, (Pepperdine University),
                     5.00%, 11/1/29                                2,399,950
       4,350         California Educational Facilities
                     Authority, (Santa Clara University),
                     5.00%, 9/1/23                                 4,245,165
       4,500         California Educational Facilities
                     Authority, (Stanford University),
                     5.125%, 1/1/31                                4,423,680
----------------------------------------------------------------------------
                                                               $  17,608,536
----------------------------------------------------------------------------
Electric Utilities -- 1.7%
----------------------------------------------------------------------------
      $2,975         Guam Power Authority, 5.125%, 10/1/29(1)  $   2,859,778
----------------------------------------------------------------------------
                                                               $   2,859,778
----------------------------------------------------------------------------
General Obligations -- 3.3%
----------------------------------------------------------------------------
      $2,000         Capistrano, Unified School District,
                     5.75%, 9/1/29                             $   1,989,840
       3,625         Puerto Rico, Variable Rate, 7/1/27(2)(3)      3,437,878
----------------------------------------------------------------------------
                                                               $   5,427,718
----------------------------------------------------------------------------
Hospital -- 2.4%
----------------------------------------------------------------------------
      $1,000         Stockton HFA, (Dameron Hospital), 5.70%,
                     12/1/14                                   $   1,011,020
       3,000         Washington Township, Health Care
                     District, 5.25%, 7/1/29                       2,905,110
----------------------------------------------------------------------------
                                                               $   3,916,130
----------------------------------------------------------------------------
Housing -- 1.6%
----------------------------------------------------------------------------
      $2,765         Monterey County Housing Authority,
                     Multifamily, (Parkside Manor
                     Apartments), 5.00%, 1/1/29                $   2,598,492
----------------------------------------------------------------------------
                                                               $   2,598,492
----------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
----------------------------------------------------------------------------
Industrial Development Revenue -- 1.2%
----------------------------------------------------------------------------
      $2,000         Los Angeles Communities Development
                     Authority, (United Airlines, Inc.),
                     (AMT), 5.625%, 10/1/34                    $   2,041,020
----------------------------------------------------------------------------
                                                               $   2,041,020
----------------------------------------------------------------------------
Insured-Electric Utilities -- 4.4%
----------------------------------------------------------------------------
      $7,500         Santa Clara, Electric Revenue, (AMBAC),
                     5.00%, 7/1/27                             $   7,241,774
----------------------------------------------------------------------------
                                                               $   7,241,774
----------------------------------------------------------------------------
Insured-General Obligations -- 8.8%
----------------------------------------------------------------------------
      $3,650         Burbank Unified School District, (FGIC),
                     0.00%, 8/1/18                             $   1,352,508
       3,000         California State, (FGIC), 5.00%, 2/1/23       2,916,630
       5,500         Los Angeles Unified School District,
                     (FGIC), 5.383%, 7/1/21                        5,352,710
       5,000         Temple City Unified School District,
                     (FGIC), 5.00%, 8/1/23                         4,859,550
----------------------------------------------------------------------------
                                                               $  14,481,398
----------------------------------------------------------------------------
Insured-Hospital -- 7.2%
----------------------------------------------------------------------------
      $3,500         California Health Facilities Authority,
                     (Kaiser Permanente), (FSA), 5.00%,
                     6/1/18                                    $   3,405,815
       7,500         California Health Facilities Authority,
                     (Little Company of Mary Health
                     Services), (AMBAC), 4.50%, 10/1/28            6,626,625
       1,870         California Health Facilities Authority,
                     (Residual Certificates), (MBIA),
                     Variable Rate, 8/15/28                        1,892,328
----------------------------------------------------------------------------
                                                               $  11,924,768
----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 5.5%
----------------------------------------------------------------------------
      $4,900         Anaheim Public Financing Authority,
                     (Public Improvements), (FSA), 0.00%,
                     9/1/25                                    $   1,214,955
       4,000         Contra Costa County, Public Financing
                     Authority, (MBIA), 5.00%, 6/1/28              3,860,520
       4,400         San Diego (Convention Center Expansion
                     Financing), (AMBAC), 4.75%, 4/1/28            4,083,904
----------------------------------------------------------------------------
                                                               $   9,159,379
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 7.2%
----------------------------------------------------------------------------
      $7,000         Capistrano, Unified School District,
                     (Las Flores), (MBIA), 5.00%, 9/1/23       $   6,803,020
       5,000         Pasadena, (Community Facilities District
                     North 1), (FSA), 5.25%, 12/1/25               5,022,050
----------------------------------------------------------------------------
                                                               $  11,825,070
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
----------------------------------------------------------------------------
Insured-Transportation -- 9.1%
----------------------------------------------------------------------------
      $3,500         Alameda Transportation Corridor
                     Authority, (MBIA), 4.75%, 1/1/25          $   3,258,640
       5,130         Foothill/Eastern Transportation Corridor
                     Agency, (FSA), 0.00%, 1/1/26                  1,248,693
       5,500         San Francisco (Bay Area Rapid
                     Transportation District), (AMBAC),
                     5.00%, 7/1/28                                 5,315,695
       4,000         San Francisco City and County Airports
                     Commission, (International Airport),
                     (FSA), 4.75%, 5/1/29(4)                       3,708,200
       6,000         San Joaquin Hills Transportation
                     Corridor Agency, (Toll Road Bonds),
                     (MBIA), 0.00%, 1/15/25(4)                     1,540,020
----------------------------------------------------------------------------
                                                               $  15,071,248
----------------------------------------------------------------------------
Insured-Water and Sewer -- 13.8%
----------------------------------------------------------------------------
      $5,000         Contra Costa County, Water District,
                     (MBIA), 5.00%, 10/1/24                    $   4,842,600
       4,000         East Bay Municipal Utilities District,
                     Wastewater Treatment System, (FGIC),
                     5.00%, 6/1/26                                 3,864,880
       5,250         Los Angeles Wastewater Treatment System,
                     (FGIC), 5.00%, 6/1/28                         5,066,933
       2,000         San Diego County Water Authority,
                     (FGIC), 4.75%, 5/1/28                         1,856,200
       7,500         San Diego Public Facilities Financing
                     Authority, (FGIC), 5.00%, 5/15/29             7,234,725
----------------------------------------------------------------------------
                                                               $  22,865,338
----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 7.2%
----------------------------------------------------------------------------
      $4,000         Duarte, COPS, 5.25%, 4/1/24               $   3,891,520
       4,000         Sacramento City Financing Authority,
                     5.40%, 11/1/20                                4,089,440
       3,750         San Mateo County Joint Powers Financing
                     Authority, Variable Rate, 7/15/29(2)(3)       3,483,825
         500         Turlock Public Financing Authority,
                     5.45%, 9/1/24                                   483,130
----------------------------------------------------------------------------
                                                               $  11,947,915
----------------------------------------------------------------------------
Special Tax Revenue -- 2.8%
----------------------------------------------------------------------------
      $  900         Brentwood Infrastructure Financing
                     Authority, 5.625%, 9/2/29                 $     874,449
       2,000         Corona California Public Financing
                     Authority, 5.80%, 9/1/20(1)                   2,004,360
         750         Irvine (Improvement Bond Act of 1915),
                     5.50%, 9/2/22                                   733,095
         750         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28                710,685
         250         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28(2)(3)          236,895
----------------------------------------------------------------------------
                                                               $   4,559,484
----------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
----------------------------------------------------------------------------
Transportation -- 5.9%
----------------------------------------------------------------------------
      $3,750         Los Angeles County Metropolitan
                     Transportation Authority, Variable Rate,
                     7/1/28(2)(3)                              $   3,209,400
       1,170         Port Redwood City, (AMT), 5.125%, 6/1/30      1,094,348
       2,000         Puerto Rico Highway and Transportation
                     Authority, 4.75%, 7/1/38                      1,836,100
       3,770         Puerto Rico Highway and Transportation
                     Authority, 6.597%, 7/1/28                     3,572,377
----------------------------------------------------------------------------
                                                               $   9,712,225
----------------------------------------------------------------------------
Water and Sewer -- 4.4%
----------------------------------------------------------------------------
      $7,500         Metropolitan Water District, (Southern
                     California Waterworks), 5.00%, 7/1/26(4)  $   7,245,974
----------------------------------------------------------------------------
                                                               $   7,245,974
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $169,344,199)                               $165,349,297
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 1999, 56.0% of securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 8.8% to 19.7% of total investments.

(1)  When-issued security.

(2)  Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1999, the value of these securities amounted to $10,367,998 or 6.5% of the Trust's net assets.

(4) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------
Electric Utilities -- 5.8%
---------------------------------------------------------------------------
      $2,000         Burke County, GA, (Georgia Power Co.),
                     (AMT), 5.45%, 5/1/34                      $  1,943,680
       1,700         Guam Power Authority, 5.125%, 10/1/29(1)     1,634,159
       2,000         Jacksonville Electric Authority,
                     Variable Rate, 10/1/32(2)(3)                 1,884,320
---------------------------------------------------------------------------
                                                               $  5,462,159
---------------------------------------------------------------------------
General Obligations -- 9.0%
---------------------------------------------------------------------------
      $1,000         Capistrano, CA, Unified School District,
                     5.75%, 9/1/29                             $    994,920
       3,000         Florida Board of Education, 4.75%,
                     6/1/28                                       2,754,840
       1,250         Florida State, Variable Rate,
                     7/1/27(2)(3)                                 1,160,400
       3,000         Puerto Rico Public Improvement, 5.00%,
                     7/1/28                                       1,438,918
       2,250         Puerto Rico, Variable Rate, 7/1/27(2)(3)     2,133,855
---------------------------------------------------------------------------
                                                               $  8,482,933
---------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.6%
---------------------------------------------------------------------------
      $  500         Osceola County IDA Community Provider
                     Pooled Loan, 7.75%, 7/1/17                $    535,005
---------------------------------------------------------------------------
                                                               $    535,005
---------------------------------------------------------------------------
Hospital -- 12.4%
---------------------------------------------------------------------------
      $2,500         Escambia County Health Facilities
                     Authority, (Charity Obligation Group),
                     5.00%, 11/1/28                            $  2,386,950
       3,000         Highlands County Health Facilities
                     Authority, (Adventist Health System),
                     5.25%, 11/15/28                              2,878,470
       2,000         Maricopa County, AZ, IDA, (Mayo Clinic),
                     5.25%, 11/15/37                              1,949,980
         985         Metropolitan Government of Nashville and
                     Davidson County, TN, (Charity Obligated
                     Group), 5.125%, 11/1/27                        939,641
       2,000         Missouri HEFA, (BJC Health System),
                     5.00%, 5/15/38                               1,853,620
       1,750         Palm Beach County Health Facilities
                     Authority, (Boca Raton Hospital), 5.00%,
                     12/1/23                                      1,674,943
---------------------------------------------------------------------------
                                                               $ 11,683,604
---------------------------------------------------------------------------
Industrial Development Revenue -- 1.7%
---------------------------------------------------------------------------
      $1,500         Puerto Rico Port Authority, (American
                     Airlines), (AMT), 6.25%, 6/1/26           $  1,608,795
---------------------------------------------------------------------------
                                                               $  1,608,795
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------
Insured-Cogeneration -- 4.6%
---------------------------------------------------------------------------
      $4,500         Tampa Solid Waste System, (McKay Bay
                     Refuse to Energy), (AMT), (AMBAC),
                     5.00%, 10/1/21                            $  4,309,920
---------------------------------------------------------------------------
                                                               $  4,309,920
---------------------------------------------------------------------------
Insured-Electric Utilities -- 6.1%
---------------------------------------------------------------------------
      $2,000         Lakeland, (Electric and Water), (MBIA),
                     5.00%, 10/1/36                            $  1,916,800
       4,000         Sunrise Utilities Systems, (AMBAC),
                     5.00%, 10/1/28                               3,894,680
---------------------------------------------------------------------------
                                                               $  5,811,480
---------------------------------------------------------------------------
Insured-General Obligations -- 2.3%
---------------------------------------------------------------------------
      $2,500         Florida State Board of Education,
                     (Capital Outlay), (MBIA), 4.50%, 6/1/28   $  2,207,050
---------------------------------------------------------------------------
                                                               $  2,207,050
---------------------------------------------------------------------------
Insured-Hospital -- 2.4%
---------------------------------------------------------------------------
      $2,500         Tampa, (Catholic Health System), (MBIA),
                     4.75%, 11/15/28                           $  2,273,600
---------------------------------------------------------------------------
                                                               $  2,273,600
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 18.6%
---------------------------------------------------------------------------
      $4,000         Jacksonville Capital Improvement
                     Revenue, (Stadium), (AMBAC), 4.75%,
                     10/1/25                                   $  3,708,000
       1,470         Miami Beach Resort Tax, (AMBAC), 6.25%,
                     10/1/22                                      1,697,924
       4,000         Miami-Dade County, (Professional Sport
                     Franchise), (MBIA), 4.75%, 10/1/30           3,673,760
       3,000         Miami-Dade County, Special Obligation,
                     (MBIA), 5.00%, 10/1/37                       2,869,380
       2,890         Village Center Community Development
                     District, (MBIA), 4.75%, 11/1/22             2,698,249
       3,000         Village Center Community Development
                     District, (MBIA), 5.00%, 10/1/23             2,903,400
---------------------------------------------------------------------------
                                                               $ 17,550,713
---------------------------------------------------------------------------
Insured-Transportation -- 2.3%
---------------------------------------------------------------------------
      $2,500         Florida Turnpike Authority, (Department
                     of Transportation), (FGIC), 4.50%,
                     7/1/27(4)                                 $  2,221,000
---------------------------------------------------------------------------
                                                               $  2,221,000
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------
Insured-Utilities -- 3.1%
---------------------------------------------------------------------------
      $3,000         Jupiter Island, Utility System,(South
                     Martin Regional Utility), (MBIA), 5.00%,
                     10/1/28                                   $  2,890,320
---------------------------------------------------------------------------
                                                               $  2,890,320
---------------------------------------------------------------------------
Insured-Water and Sewer -- 19.2%
---------------------------------------------------------------------------
      $2,500         Cocoa, Water and Sewer, (FGIC), 4.50%,
                     10/1/22(4)                                $  2,244,575
       2,000         Englewood Water District Utility, (FSA),
                     4.75%, 10/1/23                               1,862,040
       3,000         Miami-Dade County, (Stormwater Utility),
                     (AMBAC), 5.00%, 4/1/24                       2,902,410
       4,500         Miami-Dade County, (Water and Sewer),
                     (FGIC), 5.00%, 10/1/29                       4,333,185
       1,000         Okeechobee Utility Authority, (FSA),
                     5.00%, 10/1/25                                 967,940
       2,000         Tampa Bay Water Utility System, (FGIC),
                     Variable Rate, 10/1/27(2)(3)                 1,698,200
       4,500         Winter Haven Utilities System, (MBIA),
                     4.75%, 10/1/28                               4,155,345
---------------------------------------------------------------------------
                                                               $ 18,163,695
---------------------------------------------------------------------------
Pooled Loans -- 1.1%
---------------------------------------------------------------------------
      $1,000         Muni Mae Tax Revenue Exempt Bond, (AMT),
                     Variable Rate, 6/30/49(3)                 $    999,970
---------------------------------------------------------------------------
                                                               $    999,970
---------------------------------------------------------------------------
Senior Living / Life Care -- 2.2%
---------------------------------------------------------------------------
      $1,500         Lee County IDA, (Shell Point Village),
                     5.50%, 11/15/29                           $  1,470,420
         600         Okaloosa County Retirement Rental
                     Housing, (Encore Retirement Partners),
                     6.125%, 2/1/14                                 593,934
---------------------------------------------------------------------------
                                                               $  2,064,354
---------------------------------------------------------------------------
Special Tax Revenue -- 6.6%
---------------------------------------------------------------------------
      $2,200         Dade County Special Obligation, Variable
                     Rate, 10/1/35(2)                          $  2,011,768
       1,000         Longleaf Community, Development
                     District, 6.65%, 5/1/20                        992,680
         600         North Springs Improvement District,
                     (Heron Bay), 7.00%, 5/1/19                     636,918
       2,000         Orlando Capital Improvement, 5.00%,
                     10/1/18                                      1,959,800
         625         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28               592,238
---------------------------------------------------------------------------
                                                               $  6,193,404
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------
Transportation -- 2.0%
---------------------------------------------------------------------------
      $2,000         Puerto Rico Highway and Transportation
                     Authority, 5.00%, 7/1/36                  $  1,929,660
---------------------------------------------------------------------------
                                                               $  1,929,660
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $96,963,378)                                $94,387,662
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 1999, 58.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.0% to 27.1% of total investments.

(1)  When-issued security.

(2)  Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1999, the value of these securities amounted to $7,876,745 or 8.2% of the Trust's net assets.

(4) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.3%

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------
Education -- 23.0%
---------------------------------------------------------------------------
      $2,750         Massachusetts Development Finance
                     Agency, (Boston University), 5.45%,
                     5/15/59                                   $  2,699,895
       1,000         Massachusetts Development Finance
                     Agency, (Clark University), 5.00%,
                     7/1/28                                         938,120
       1,250         Massachusetts Development Finance
                     Agency, (Eastern Nazarene College),
                     5.625%, 4/1/29                               1,215,913
       2,500         Massachusetts HEFA, (Massachusetts
                     Institute of Technology), 4.75%, 1/1/28      2,307,225
       2,500         Massachusetts HEFA, (Wellesley College),
                     5.125%, 7/1/39                               2,397,450
       2,500         Massachusetts IFA, (Babson College),
                     5.25%, 10/1/27                               2,468,950
       1,000         Massachusetts IFA, (Concord Academy),
                     5.50%, 9/1/27                                  978,160
---------------------------------------------------------------------------
                                                               $ 13,005,713
---------------------------------------------------------------------------
Electric Utilities -- 1.2%
---------------------------------------------------------------------------
      $  720         Guam Power Authority, 5.125%, 10/1/29(1)  $    692,113
---------------------------------------------------------------------------
                                                               $    692,113
---------------------------------------------------------------------------
General Obligations -- 2.1%
---------------------------------------------------------------------------
      $1,250         Puerto Rico, Variable Rate, 7/1/27(2)(3)  $  1,185,475
---------------------------------------------------------------------------
                                                               $  1,185,475
---------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.2%
---------------------------------------------------------------------------
      $  700         Massachusetts Development Finance
                     Agency, (Biomedical Research Corp.),
                     5.75%, 2/1/29                             $    689,164
---------------------------------------------------------------------------
                                                               $    689,164
---------------------------------------------------------------------------
Hospital -- 8.2%
---------------------------------------------------------------------------
      $1,400         Massachusetts HEFA, (Caritas Christi
                     Obligation Group), 5.625%, 7/1/20(4)      $  1,380,372
         500         Massachusetts HEFA,
                     (Milford-Whitinsville Hospital), 5.25%,
                     7/15/18                                        475,635
         100         Massachusetts HEFA,
                     (Milford-Whitinsville Hospital), 5.375%,
                     7/15/28                                         94,722
       2,800         Massachusetts HEFA, (Partners Healthcare
                     System), 5.25%, 7/1/29                       2,687,524
---------------------------------------------------------------------------
                                                               $  4,638,253
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------
Insured-Education -- 23.0%
---------------------------------------------------------------------------
      $1,500         Massachusetts Development Finance
                     Agency, (Brooks School), (MBIA), 5.00%,
                     7/1/29                                    $  1,429,365
       2,500         Massachusetts HEFA, (Brandeis
                     University), (MBIA), 4.75%, 10/1/28          2,287,625
       1,000         Massachusetts HEFA, (Northeastern
                     University), (MBIA), 5.00%, 10/1/29            954,180
         850         Massachusetts HEFA, Residual
                     Certificates, (Berklee College of
                     Music), (MBIA), Variable Rate,
                     10/1/27(2)(3)                                  801,516
       1,000         Massachusetts IFA, (College of the Holy
                     Cross), (MBIA), 5.00%, 9/1/23                  963,850
       3,000         Massachusetts IFA, (Tufts University),
                     (MBIA), 4.75%, 2/15/28                       2,747,460
       2,000         Massachusetts IFA, (Western New England
                     College), (AMBAC), 5.00%, 7/1/28             1,907,140
       2,000         Massachusetts IFA, (WGBH), (AMBAC),
                     5.00%, 3/1/28                                1,907,520
---------------------------------------------------------------------------
                                                               $ 12,998,656
---------------------------------------------------------------------------
Insured-Hospital -- 11.9%
---------------------------------------------------------------------------
      $1,500         Massachusetts HEFA, (Catholic Health
                     East), (AMBAC), 5.00%, 11/15/28(5)        $  1,417,245
         500         Massachusetts HEFA, (Hallmark Health),
                     (FSA), 5.00%, 7/1/27                           472,955
       1,000         Massachusetts HEFA, (Harvard Pilgrim),
                     (FSA), 5.00%, 7/1/28                           945,090
       2,500         Massachusetts HEFA, (Southcoast Health
                     System), (MBIA), 4.75%, 7/1/27               2,261,300
       1,700         Massachusetts HEFA, (UMass Memorial),
                     (AMBAC), 5.00%, 7/1/28                       1,606,653
---------------------------------------------------------------------------
                                                               $  6,703,243
---------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.7%
---------------------------------------------------------------------------
      $2,750         Plymouth Country, (Plymouth County
                     Correctional Facility), (AMBAC), 5.00%,
                     4/1/22                                    $  2,646,545
---------------------------------------------------------------------------
                                                               $  2,646,545
---------------------------------------------------------------------------
Insured-Transportation -- 5.3%
---------------------------------------------------------------------------
      $3,200         Massachusetts Turnpike Authority,
                     Metropolitan Highway System, (MBIA),
                     5.00%, 1/1/37(5)                          $  3,006,976
---------------------------------------------------------------------------
                                                               $  3,006,976
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------
Insured-Water and Sewer -- 2.5%
---------------------------------------------------------------------------
      $1,500         Massachusetts Water Pollution Abatement
                     Trust, (FGIC), 4.75%, 2/1/26              $  1,377,795
---------------------------------------------------------------------------
                                                               $  1,377,795
---------------------------------------------------------------------------
Senior Living / Life Care -- 2.6%
---------------------------------------------------------------------------
      $1,500         Massachusetts Development Finance
                     Agency, (Berkshire Retirement), 5.625%,
                     7/1/29                                    $  1,469,025
---------------------------------------------------------------------------
                                                               $  1,469,025
---------------------------------------------------------------------------
Special Tax Revenue -- 3.1%
---------------------------------------------------------------------------
      $1,050         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28          $    994,959
         800         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28(2)(3)         758,064
---------------------------------------------------------------------------
                                                               $  1,753,023
---------------------------------------------------------------------------
Transportation -- 10.5%
---------------------------------------------------------------------------
      $1,350         Massachusetts Bay Transportation
                     Authority, Variable Rate, 3/1/27(2)(3)    $  1,227,096
       1,000         Massachusetts Port Authority, 5.00%,
                     7/1/23                                         962,690
       1,500         Massachusetts Port Authority, 5.00%,
                     7/1/28                                       1,421,865
       1,100         Massachusetts Turnpike Authority,
                     Metropolitan Highway System, Variable
                     Rate, 1/1/39                                   902,957
       1,500         Puerto Rico Highway and Transportation
                     Authority, 6.597%, 7/1/28                    1,421,370
---------------------------------------------------------------------------
                                                               $  5,935,978
---------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $57,490,052)                                $56,101,959
---------------------------------------------------------------------------

COMMON STOCKS -- 0.7%

SECURITY                                             SHARES    VALUE
---------------------------------------------------------------------------
Investment Companies -- 0.7%
---------------------------------------------------------------------------
Nuveen Massachusetts Premium Income Municipal Fund    13,000   $    208,813
Van Kampen Massachusetts Value Municipal Income       14,500        212,969
Trust
---------------------------------------------------------------------------
                                                               $    421,782
---------------------------------------------------------------------------
Total Common Stocks
   (identified cost $433,537)                                    $  421,782
---------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $57,923,589)                                $56,523,741
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 1999, 47.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.4% to 25.6% of total investments.

(1)  When-issued security.

(2)  Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1999, the value of these securities amounted to $3,972,151 or 6.9% of the Trust's net assets.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------
Electric Utilities -- 1.1%
---------------------------------------------------------------------------
      $  500         Guam Power Authority, 5.25%, 10/1/13      $    500,365
---------------------------------------------------------------------------
                                                               $    500,365
---------------------------------------------------------------------------
General Obligations -- 4.0%
---------------------------------------------------------------------------
      $1,000         Michigan State Building Authority
                     Revenue, 4.75%, 10/15/21                  $    930,210
       1,000         Puerto Rico, Variable Rate, 7/1/27(1)(2)       948,380
---------------------------------------------------------------------------
                                                               $  1,878,590
---------------------------------------------------------------------------
Hospital -- 14.4%
---------------------------------------------------------------------------
      $1,000         Dickinson County Healthcare Systems,
                     5.80%, 11/1/24                            $    997,320
       1,000         Flint Hospital Building Authority,
                     (Hurley Medical Center), 5.375%, 7/1/20        938,210
       1,000         Michigan Health Facilities Authority,
                     (Charity Obligated Group), 5.125%,
                     11/1/29(3)                                     944,150
       2,000         Michigan Health Facilities Authority,
                     (Henry Ford Health), 5.25%, 11/15/25         1,929,320
       2,275         Michigan Health Facilities Authority,
                     (McLaren Obligated Group), 4.50%,
                     10/15/21                                     1,946,172
---------------------------------------------------------------------------
                                                               $  6,755,172
---------------------------------------------------------------------------
Industrial Development Revenue -- 3.4%
---------------------------------------------------------------------------
      $  500         Michigan Strategic Fund, (S.D. Warren
                     Co.), (AMT), 7.375%, 1/15/22              $    546,820
       1,000         Puerto Rico Port Authority, (American
                     Airlines), (AMT), 6.30%, 6/1/23              1,056,360
---------------------------------------------------------------------------
                                                               $  1,603,180
---------------------------------------------------------------------------
Insured-Education -- 7.7%
---------------------------------------------------------------------------
      $1,000         Central Michigan University, (FGIC),
                     5.00%, 10/1/23                            $    965,130
       1,250         Central Michigan University, (FGIC),
                     5.00%, 10/1/27                               1,197,875
       1,000         Ferris State University, (AMBAC), 5.00%,
                     10/1/23                                        965,130
         500         Ferris State University, (AMBAC), 5.00%,
                     10/1/28                                        478,835
---------------------------------------------------------------------------
                                                               $  3,606,970
---------------------------------------------------------------------------
Insured-General Obligations -- 48.4%
---------------------------------------------------------------------------
      $2,000         Byron Center Public Schools, (FSA),
                     5.00%, 5/1/24                             $  1,926,820
       2,000         Ceder Springs Public School, (FSA),
                     5.00%, 5/1/24                                1,926,820
       1,100         Detroit Downtown Development, (MBIA),
                     4.75%, 7/1/25                                1,009,866

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------

Insured-General Obligations (continued)
---------------------------------------------------------------------------
      $2,500         Detroit School District, (FGIC), 4.75%,
                     5/1/28                                    $  2,302,799
       1,250         Eaton Rapids Public Schools, (MBIA),
                     4.75%, 5/1/25                                1,156,138
         300         Fowlerville Community Schools, (FSA),
                     4.75%, 5/1/19                                  282,120
       2,000         Greenville Public Schools, (FSA), 5.00%,
                     5/1/24                                       1,926,820
       2,000         Hamilton Community School District,
                     (FGIC), 5.00%, 5/1/24                        1,926,820
       1,000         Haslett Public School District, (FSA),
                     4.75%, 5/1/26                                  919,420
       1,000         Holton Public Schools, (FGIC), 5.00%,
                     5/1/28                                         957,960
       1,000         Lincoln Consolidated School District,
                     (FSA), 5.00%, 5/1/28(3)                        957,960
       2,250         Lincoln Park School District, (FGIC),
                     5.00%, 5/1/26                                2,158,357
       1,000         Memphis Community Schools, (FGIC),
                     5.25%, 5/1/29(4)                               991,750
       1,000         Michigan State Trunk Line, (MBIA),
                     5.00%, 11/1/26                                 958,930
         340         Portage Public Schools, (FSA), 4.50%,
                     5/1/17                                         313,014
       2,000         Three Rivers Community Schools, (FSA),
                     5.00%, 5/1/23                                1,930,920
       1,000         Ypsilanti School District, (FGIC),
                     5.375%, 5/1/26                               1,007,650
---------------------------------------------------------------------------
                                                               $ 22,654,164
---------------------------------------------------------------------------
Insured-Hospital -- 6.1%
---------------------------------------------------------------------------
      $1,500         Lenawee County Hospital Finance,
                     (Lenawee Health Alliance), (AMBAC),
                     5.00%, 7/1/28                             $  1,417,635
       1,500         Michigan Health Facilities Authority,
                     (Detroit Medical Group), (AMBAC), 5.25%,
                     8/15/27                                      1,457,955
---------------------------------------------------------------------------
                                                               $  2,875,590
---------------------------------------------------------------------------
Insured-Housing -- 2.7%
---------------------------------------------------------------------------
      $1,250         Michigan State Housing Development
                     Authority, (MBIA), 5.30%, 10/1/37(3)      $  1,237,750
---------------------------------------------------------------------------
                                                               $  1,237,750
---------------------------------------------------------------------------
Insured-Water and Sewer -- 3.0%
---------------------------------------------------------------------------
      $1,500         Grand Rapids Sanitary Sewer System,
                     (FGIC), 4.75%, 1/1/28                     $  1,382,250
---------------------------------------------------------------------------
                                                               $  1,382,250
---------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.5%
---------------------------------------------------------------------------
      $  250         Puerto Rico, (Guaynabo Municipal
                     Government Center Lease), 5.625%, 7/1/22  $    253,895
---------------------------------------------------------------------------
                                                               $    253,895
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------
Special Tax Revenue -- 2.5%
---------------------------------------------------------------------------
      $  650         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28          $    615,927
         600         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28(1)(2)         568,548
---------------------------------------------------------------------------
                                                               $  1,184,475
---------------------------------------------------------------------------
Transportation -- 6.2%
---------------------------------------------------------------------------
      $  750         Kent County Airport Facility, Variable
                     Rate, 1/1/25(1)(2)                        $    696,240
         250         Puerto Rico Highway and Transportation
                     Authority, 5.00%, 7/1/36                       241,208
       1,000         Puerto Rico Highway and Transportation
                     Authority, 6.597%, 7/1/28                      947,580
       1,175         Wayne Charter County Airport, Variable
                     Rate, 12/1/28(1)(2)                          1,032,120
---------------------------------------------------------------------------
                                                               $  2,917,148
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $47,920,400)                                $46,849,549
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 1999, 67.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 9.2% to 27.5% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1999, the value of these securities amounted to $3,245,288 or 6.9% of the Trust's net assets.

(3) Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
----------------------------------------------------------------------------
Cogeneration -- 2.5%
----------------------------------------------------------------------------
      $2,400         New Jersey EDA, (Vineland Cogeneration),
                     (AMT), 7.875%, 6/1/19                     $   2,579,856
----------------------------------------------------------------------------
                                                               $   2,579,856
----------------------------------------------------------------------------
Education -- 5.6%
----------------------------------------------------------------------------
      $4,310         New Jersey Educational Facilities
                     Authority, (Institute of Advanced
                     Studies), 5.00%, 7/1/28                   $   4,235,178
       1,500         New Jersey Educational Facilities
                     Authority, (Princeton University),
                     5.00%, 7/1/29                                 1,471,320
----------------------------------------------------------------------------
                                                               $   5,706,498
----------------------------------------------------------------------------
Electric Utilities -- 6.4%
----------------------------------------------------------------------------
      $2,000         Guam Power Authority, 5.125%, 10/1/29(1)  $   1,922,540
       4,800         Puerto Rico Electric Power Authority,
                     5.00%, 7/1/28                                 4,604,543
----------------------------------------------------------------------------
                                                               $   6,527,083
----------------------------------------------------------------------------
General Obligations -- 4.6%
----------------------------------------------------------------------------
      $2,750         New Jersey State, 4.50%, 2/1/19           $   2,535,170
       2,250         Puerto Rico, Variable Rate, 7/1/27(2)(3)      2,133,855
----------------------------------------------------------------------------
                                                               $   4,669,025
----------------------------------------------------------------------------
Hospital -- 5.4%
----------------------------------------------------------------------------
      $2,250         New Jersey Health Care Facilities,
                     (Capital Health System), 5.25%, 7/1/27    $   2,064,780
       1,665         New Jersey Health Care Facilities, (St.
                     Barnabas Health), Variable Rate,
                     7/1/28(2)(3)                                  1,429,669
       2,000         New Jersey Health Care Facilities, (St.
                     Elizabeth Hospital), 6.00%, 7/1/20(4)         2,071,840
----------------------------------------------------------------------------
                                                               $   5,566,289
----------------------------------------------------------------------------
Industrial Development Revenue -- 3.9%
----------------------------------------------------------------------------
      $2,100         New Jersey EDA, (Continental Airlines),
                     (AMT), 5.50%, 4/1/28                      $   2,081,520
       1,750         Puerto Rico Port Authority, (American
                     Airlines), (AMT), 6.25%, 6/1/26               1,876,928
----------------------------------------------------------------------------
                                                               $   3,958,448
----------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
----------------------------------------------------------------------------
Insured-Economic Development Revenue -- 2.4%
----------------------------------------------------------------------------
      $2,520         Essex County Improvement Authority,
                     (Performing Arts Center), (MBIA), 5.00%,
                     9/1/18                                    $   2,512,087
----------------------------------------------------------------------------
                                                               $   2,512,087
----------------------------------------------------------------------------
Insured-Education -- 8.9%
----------------------------------------------------------------------------
      $5,000         New Brunswick Housing Authority,
                     (Rutgers University), (FGIC), 4.625%,
                     7/1/24                                    $   4,635,699
       2,375         New Jersey Higher Education Assistance,
                     (MBIA), (AMT), 5.25%, 6/1/18                  2,383,384
       2,230         New Jersey State Educational Facilities
                     Authority, (Ramapo College), (AMBAC),
                     4.625%, 7/1/28                                2,052,782
----------------------------------------------------------------------------
                                                               $   9,071,865
----------------------------------------------------------------------------
Insured-General Obligations -- 8.9%
----------------------------------------------------------------------------
      $1,200         Manalapan-Englishtown, (FGIC), 5.00%,
                     12/1/19                                   $   1,196,184
       1,000         Moorestown Township School District,
                     (FGIC), 5.00%, 1/1/28                           985,440
       1,250         Plainfield Board of Education, (FSA),
                     5.00%, 8/1/20                                 1,242,650
       1,500         Sparta Township School District, (MBIA),
                     5.00%, 9/1/26                                 1,468,185
       1,265         Wall Township School District, (FSA),
                     4.50%, 7/15/19                                1,173,869
       2,235         Wall Township School District, (FSA),
                     4.50%, 7/15/20                                2,064,023
       1,000         Wall Township School District, (FSA),
                     4.75%, 7/15/23                                  953,010
----------------------------------------------------------------------------
                                                               $   9,083,361
----------------------------------------------------------------------------
Insured-Hospital -- 8.7%
----------------------------------------------------------------------------
      $2,410         New Jersey Health Care Facilities,
                     (CentraState Medical Center), (AMBAC),
                     4.50%, 7/1/28                             $   2,136,947
       4,750         New Jersey Health Care Facilities,
                     (Virtua Health Issue), (FSA), 4.50%,
                     7/1/28                                        4,218,238
       2,775         New Jersey Health Care Finance Revenue,
                     (St. Barnabas Health), (MBIA), 4.75%,
                     7/1/28                                        2,578,863
----------------------------------------------------------------------------
                                                               $   8,934,048
----------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 4.4%
----------------------------------------------------------------------------
      $4,750         New Jersey EDA, (Educational Testing
                     Service), (MBIA), 4.75%, 5/15/25(5)       $   4,476,258
----------------------------------------------------------------------------
                                                               $   4,476,258
----------------------------------------------------------------------------
Insured-Solid Waste -- 0.9%
----------------------------------------------------------------------------
      $1,000         Plainsfield Utilities Authority, Solid
                     Waste Revenue, (FSA), 4.75%, 12/15/23     $     947,930
----------------------------------------------------------------------------
                                                               $     947,930
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.9%
----------------------------------------------------------------------------
      $4,500         New Jersey Sports and Exposition
                     Authority, (MBIA), 4.50%, 9/1/20          $   4,121,685
       3,200         New Jersey Sports and Exposition
                     Authority, (MBIA), 4.50%, 3/1/24              2,908,480
----------------------------------------------------------------------------
                                                               $   7,030,165
----------------------------------------------------------------------------
Insured-Transportation -- 9.3%
----------------------------------------------------------------------------
      $2,000         Delaware River Port Authority, (MBIA),
                     5.00%, 1/1/26                             $   1,958,140
       5,900         New Jersey State Transportation
                     Authority, (FSA), 4.50%, 6/15/19              5,462,160
       2,125         South Jersey Transportation Authority,
                     (AMBAC), 5.00%, 11/1/29                       2,071,408
----------------------------------------------------------------------------
                                                               $   9,491,708
----------------------------------------------------------------------------
Insured-Water and Sewer -- 0.9%
----------------------------------------------------------------------------
      $1,000         Plainfield, Municipal Utilities
                     Authority, Sewer Revenue, (FSA), 4.75%,
                     12/15/23                                  $     947,930
----------------------------------------------------------------------------
                                                               $     947,930
----------------------------------------------------------------------------
Special Tax Revenue -- 2.3%
----------------------------------------------------------------------------
      $1,375         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28          $   1,302,923
       1,125         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28(2)(3)        1,066,028
----------------------------------------------------------------------------
                                                               $   2,368,951
----------------------------------------------------------------------------
Transportation -- 13.8%
----------------------------------------------------------------------------
      $2,750         New Jersey State Highway Authority,
                     Garden State Parkway, 6.00%, 1/1/19       $   3,088,993
       1,500         New Jersey State Transportation
                     Authority, Variable Rate, 6/15/17(2)(3)       1,470,060
       6,000         Port Authority of New York and New
                     Jersey, 4.75%, 8/1/33                         5,529,839
       1,600         Port Authority of New York and New
                     Jersey, 8.94%, 3/1/28                         1,771,744
       2,450         Puerto Rico Highway and Transportation
                     Authority, 6.597%, 7/1/28                     2,321,571
----------------------------------------------------------------------------
                                                               $  14,182,207
----------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
----------------------------------------------------------------------------
Utilities-Electrical and Gas -- 2.8%
----------------------------------------------------------------------------
      $3,000         New Jersey EDA, (Natural Gas Facilities
                     Revenue), 5.25%, 11/1/33(4)               $   2,900,280
----------------------------------------------------------------------------
                                                               $   2,900,280
----------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $102,978,527)                               $100,953,989
----------------------------------------------------------------------------
COMMON STOCKS -- 1.4%

                     SECURITY                        SHARES     VALUE
-----------------------------------------------------------------------------
Investment Companies -- 1.4%
-----------------------------------------------------------------------------
Nuveen New Jersey Investment Quality Municipal Fund    40,300   $     649,838
Van Kampen Trust for Investment Grade New Jersey       47,300         798,188
Municipals Fund
-----------------------------------------------------------------------------
                                                                $   1,448,026
-----------------------------------------------------------------------------
Total Common Stocks
   (identified cost $1,536,054)                                   $ 1,448,026
-----------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $104,514,581)                                $102,402,015
-----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 1999, 51.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 6.1% to 21.9% of total investments.

(1)  When-issued security.

(2)  Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1999, the value of these securities amounted to $6,099,612 or 6.0% of the Trust's net assets.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
----------------------------------------------------------------------------
Cogeneration -- 2.6%
----------------------------------------------------------------------------
      $2,500         New York IDA, (Brooklyn Navy Yard         $   2,563,675
                     Cogeneration), 5.75%, 10/1/36
         650         Suffolk County IDA, (Nissequogue                652,841
                     Cogeneration Partners Facility), (AMT),
                     5.50%, 1/1/23(1)
----------------------------------------------------------------------------
                                                               $   3,216,516
----------------------------------------------------------------------------
Education -- 9.1%
----------------------------------------------------------------------------
      $2,500         New York State Dormitory Authority,       $   2,273,925
                     (Rockefeller University), 4.75%, 7/1/37
       2,750         New York State Dormitory Authority,           2,641,980
                     (Rockefeller University), 5.00%, 7/1/28
       7,100         New York State Dormitory Authority,           6,442,327
                     (State University Educational
                     Facilities), 4.75%, /15/28(1)
----------------------------------------------------------------------------
                                                               $  11,358,232
----------------------------------------------------------------------------
Electric Utilities -- 8.5%
----------------------------------------------------------------------------
      $6,305         Long Island Power Authority, Electric
                     System Revenue, 5.25%, 12/1/26            $   6,201,346
       4,400         Long Island Power Authority, Electric
                     System Revenue, 5.50%, 12/1/29                4,451,964
----------------------------------------------------------------------------
                                                               $  10,653,310
----------------------------------------------------------------------------
General Obligations -- 7.9%
----------------------------------------------------------------------------
      $7,870         New York City, 5.00%, 3/15/29             $   7,422,196
       2,625         Puerto Rico, Variable Rate, 7/1/27(2)(3)      2,489,498
----------------------------------------------------------------------------
                                                               $   9,911,694
----------------------------------------------------------------------------
Hospital -- 6.3%
----------------------------------------------------------------------------
      $3,500         New York City, Health and Hospital
                     Corp., 5.25%, 2/15/17                     $   3,432,485
       3,400         New York State Dormitory Authority,
                     (Department of Health), 5.00%, 7/1/18         3,248,802
       1,250         Oneida County IDA, (St. Elizabeth
                     Hospital), 5.75%, 12/1/19                     1,224,950
----------------------------------------------------------------------------
                                                               $   7,906,237
----------------------------------------------------------------------------
Industrial Development Revenue -- 7.1%
----------------------------------------------------------------------------
      $  250         Chautauqua County IDA, (Womans Christian
                     Association), 6.35%, 11/15/17             $     249,213
         500         Chautauqua County IDA, (Womans Christian
                     Association), 6.40%, 11/15/29                   492,800

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
----------------------------------------------------------------------------

Industrial Development Revenue (continued)
----------------------------------------------------------------------------
      $1,250         New York City IDA, (A Very Special
                     Place, Inc.), 5.75%, 1/1/29(4)            $   1,211,938
       3,600         New York City IDA, (American Airlines,
                     Inc.), (AMT), 5.40%, 7/1/20                   3,620,160
       3,400         New York IDA, (British Airways PLC),
                     (AMT), 5.25%, 12/1/32                         3,305,990
----------------------------------------------------------------------------
                                                               $   8,880,101
----------------------------------------------------------------------------
Insured-Education -- 10.6%
----------------------------------------------------------------------------
      $3,500         New York State Dormitory Authority,
                     (City University), (AMBAC), 5.00%,
                     7/1/23                                    $   3,374,035
       2,610         New York State Dormitory Authority,
                     (Hamilton College), (MBIA), 4.75%,
                     7/1/20                                        2,455,723
       6,875         New York State Dormitory Authority, (New
                     York University), (MBIA), 5.75%, 7/1/27       7,499,868
----------------------------------------------------------------------------
                                                               $  13,329,626
----------------------------------------------------------------------------
Insured-Electric Utilities -- 2.7%
----------------------------------------------------------------------------
      $3,400         New York State Energy Research and
                     Development Authority, (Niagara Mohawk
                     Power), (AMBAC), 5.15%, 11/1/25           $   3,334,890
----------------------------------------------------------------------------
                                                               $   3,334,890
----------------------------------------------------------------------------
Insured-Hospital -- 4.3%
----------------------------------------------------------------------------
      $5,750         New York State Dormitory Authority, (New
                     York Presbyterian Hospital), (AMBAC),
                     4.75%, 8/1/27                             $   5,325,190
----------------------------------------------------------------------------
                                                               $   5,325,190
----------------------------------------------------------------------------
Insured-Transportation -- 12.4%
----------------------------------------------------------------------------
      $1,500         Metropolitan Transportation Authority of
                     New York, (FGIC), 4.75%, 7/1/26           $   1,383,015
       1,400         Metropolitan Transportation Authority of
                     New York, (FGIC), 4.75%, 7/1/26               1,290,814
       1,000         Metropolitan Transportation Authority of
                     New York, (FGIC), 4.875%, 7/1/18                962,670
       6,380         Metropolitan Transportation Authority of
                     New York, (FSA), 5.25%, 4/1/23(4)             6,375,215
       5,500         Triborough Bridge and Tunnel Authority,
                     (MBIA), 5.25%, 1/1/28(1)                      5,495,655
----------------------------------------------------------------------------
                                                               $  15,507,369
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 3.8%
----------------------------------------------------------------------------
      $5,000         New York State Urban Development Corp.,
                     (Capital Facilities), 5.00%, 1/1/20       $   4,756,000
----------------------------------------------------------------------------
                                                               $   4,756,000
----------------------------------------------------------------------------
Special Tax Revenue -- 4.9%
----------------------------------------------------------------------------
      $3,400         New York State LGAC, 5.375%, 4/1/19       $   3,433,388
       1,700         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28              1,610,886
       1,175         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28(2)(3)        1,113,407
----------------------------------------------------------------------------
                                                               $   6,157,681
----------------------------------------------------------------------------
Transportation -- 13.1%
----------------------------------------------------------------------------
      $2,250         New York State Thruway Authority, 5.00%,
                     1/1/25(5)                                 $  11,729,497
       1,800         Port Authority of New York and New
                     Jersey, 8.94%, 3/1/28                         1,993,212
       2,825         Puerto Rico Highway and Transportation
                     Authority, Variable Rate, 7/1/28              2,676,914
----------------------------------------------------------------------------
                                                               $  16,399,623
----------------------------------------------------------------------------
Water and Sewer -- 6.7%
----------------------------------------------------------------------------
      $1,000         New York City Municipal Water Finance
                     Authority, 5.00%, 6/15/27                 $     951,520
       7,500         New York City Municipal Water Finance
                     Authority, 5.25%, 6/15/29(5)                  7,404,824
----------------------------------------------------------------------------
                                                               $   8,356,344
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $127,699,276)                               $125,092,813
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the the risk associated with such economic developments, at May 31, 1999, 30.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 2.9% to 12.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.

(2)  Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1999, the value of these securities amounted to $3,602,905 or 3.0% of the Trust's net assets.

(4)  When-issued security.

(5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------
Education -- 2.2%
---------------------------------------------------------------------------
      $1,500         Ohio State Higher Educational
                     Facilities, (Oberlin College), Variable
                     Rate, 10/1/29(1)(2)                       $  1,371,270
---------------------------------------------------------------------------
                                                               $  1,371,270
---------------------------------------------------------------------------
Electric Utilities -- 3.7%
---------------------------------------------------------------------------
      $  500         Clyde Electric System Revenue, (AMT),
                     6.00%, 11/15/14                           $    503,900
       1,105         Guam Power Authority, 5.125%, 10/1/29(3)     1,062,203
         750         Ohio State Water Development Authority,
                     Pollution Control Facilities, (Cleveland
                     Electric), (AMT), 6.10%, 8/1/20                767,325
---------------------------------------------------------------------------
                                                               $  2,333,428
---------------------------------------------------------------------------
General Obligations -- 6.6%
---------------------------------------------------------------------------
      $1,750         Chagrin Falls, (Village School
                     District), 5.375%, 12/1/22                $  1,770,773
       1,000         Gahanna-Jefferson Public Schools, 4.75%,
                     12/1/21                                        929,180
       1,500         Puerto Rico, Variable Rate, 7/1/27(1)(2)     1,422,570
---------------------------------------------------------------------------
                                                               $  4,122,523
---------------------------------------------------------------------------
Hospital -- 20.2%
---------------------------------------------------------------------------
      $3,250         Cuyahoga County Health Care Facilities,
                     (Cleveland Health Clinic), 5.125%,
                     1/1/29(4)                                 $  3,120,845
       1,755         Cuyahoga County, Health Care Facilities,
                     (Benjamin Rose Institute), 5.50%,
                     12/1/28(4)                                   1,712,476
       5,000         Franklin County, (Childrens Hospital),
                     5.20%, 5/1/29                                4,848,599
       1,250         Parma Community General Hospital
                     Association, 5.35%, 11/1/18                  1,219,725
       1,750         Parma Community General Hospital
                     Association, 5.375%, 11/1/29                 1,696,433
---------------------------------------------------------------------------
                                                               $ 12,598,078
---------------------------------------------------------------------------
Housing -- 6.2%
---------------------------------------------------------------------------
      $1,750         Ohio HFA (GNMA COLL), 5.25%, 9/1/30       $  1,738,415
       1,000         Ohio HFA (GNMA COLL), (AMT), 6.375%,
                     3/1/25                                       1,062,120
       1,000         Ohio HFA (GNMA COLL), (AMT), 6.70%,
                     3/1/25                                       1,062,980
---------------------------------------------------------------------------
                                                               $  3,863,515
---------------------------------------------------------------------------
Industrial Development Revenue -- 8.6%
---------------------------------------------------------------------------
      $1,250         Cleveland Airport, (Continental
                     Airlines), (AMT), 5.375%, 9/15/27         $  1,205,888
       1,000         Dayton Special Facilities Revenue,
                     (Emery Airline Freight), 5.625%, 2/1/18      1,001,900

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
      $1,300         Ohio State Environmental Improvement,
                     (USX Corp.), 5.625%, 5/1/29               $  1,301,053
         750         Ohio State Solid Waste Disposal, (USG
                     Corp.), 5.65%, 3/1/33                          748,245
       1,100         Ohio State Solid Waste Disposal, (USG
                     Corp.), (AMT), 5.60%, 8/1/32                 1,089,264
---------------------------------------------------------------------------
                                                               $  5,346,350
---------------------------------------------------------------------------
Insured-Education -- 6.5%
---------------------------------------------------------------------------
      $4,000         Ohio University, General Receipts,
                     (Athens), (FSA), 5.25%, 12/1/19(5)        $  4,020,840
---------------------------------------------------------------------------
                                                               $  4,020,840
---------------------------------------------------------------------------
Insured-General Obligations -- 19.7%
---------------------------------------------------------------------------
      $2,170         Reynoldsburg Capital Facilities, (FGIC),
                     4.75%, 12/1/23                            $  2,062,086
       4,250         South-Western City School District,
                     Franklin and Pickway Counties, (AMBAC),
                     4.75%, 12/1/26                               3,933,800
       6,335         Southwest Licking, (FGIC), 5.15%,
                     12/1/26(5)                                   6,266,011
---------------------------------------------------------------------------
                                                               $ 12,261,897
---------------------------------------------------------------------------
Insured-Hospital -- 2.8%
---------------------------------------------------------------------------
      $1,915         Hamilton County, (Childrens Hospital
                     Medical Center), (MBIA), 4.75%, 5/15/28   $  1,742,803
---------------------------------------------------------------------------
                                                               $  1,742,803
---------------------------------------------------------------------------
Insured-Water and Sewer -- 10.0%
---------------------------------------------------------------------------
      $1,535         Butler County Sewer System Revenue,
                     (FGIC), 5.10%, 12/1/19                    $  1,518,637
       4,000         Delaware County, Sewer District, (MBIA),
                     4.75%, 12/1/24                               3,729,120
       1,000         Lebanon Mortgage Sewer System, (AMBAC),
                     5.35%, 12/1/24                               1,003,830
---------------------------------------------------------------------------
                                                               $  6,251,587
---------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.8%
---------------------------------------------------------------------------
      $1,730         Ohio State Building Authority, (Juvenile
                     Correctional Facility), 5.125%, 10/1/18   $  1,717,302
---------------------------------------------------------------------------
                                                               $  1,717,302
---------------------------------------------------------------------------
Senior Living / Life Care -- 1.9%
---------------------------------------------------------------------------
      $1,200         Ohio HFA, Retirement Rental Housing,
                     (Encore Retirement Partners), 6.75%,
                     3/1/19                                    $  1,194,648
---------------------------------------------------------------------------
                                                               $  1,194,648
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------
Solid Waste -- 0.6%
---------------------------------------------------------------------------
      $  400         Ohio State Water Development Authority,
                     Solid Waste Disposal Revenue, (Bay Shore
                     Power), (AMT), 5.875%, 9/1/20             $    406,148
---------------------------------------------------------------------------
                                                               $    406,148
---------------------------------------------------------------------------
Special Tax Revenue -- 2.7%
---------------------------------------------------------------------------
      $  875         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28          $    829,133
         875         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28(1)(2)         829,133
---------------------------------------------------------------------------
                                                               $  1,658,266
---------------------------------------------------------------------------
Transportation -- 4.0%
---------------------------------------------------------------------------
      $1,500         Puerto Rico Highway and Transportation
                     Authority, 6.597%, 7/1/28                 $  1,421,370
       1,100         Toledo-Lucas County Port Authority,
                     5.40%, 5/15/19                               1,088,714
---------------------------------------------------------------------------
                                                               $  2,510,084
---------------------------------------------------------------------------
Utilities -- 1.5%
---------------------------------------------------------------------------
      $1,000         Ohio State Air Quality Development
                     Authority, Variable Rate, 5/1/26(1)(2)    $    944,160
---------------------------------------------------------------------------
                                                               $    944,160
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $63,518,064)                                $62,342,899
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 1999, 38.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 6.4% to 15.8% of total investments.
(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1999, the value of these securities amounted to $4,567,133 or 7.2% of the Trust's net assets.
(3)  When-issued security.
(4) Security (or a portion thereof) has been segregated to cover when-issued securities.
(5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------
Certificates of Participation -- 0.8%
---------------------------------------------------------------------------
      $  500         Cliff House Trust (AMT), 6.625%, 6/1/27   $    500,000
---------------------------------------------------------------------------
                                                               $    500,000
---------------------------------------------------------------------------
Cogeneration -- 0.9%
---------------------------------------------------------------------------
      $  500         Pennsylvania EDA, (Resource
                     Recovery-Colver), (AMT), 7.05%, 12/1/10   $    555,290
---------------------------------------------------------------------------
                                                               $    555,290
---------------------------------------------------------------------------
Education -- 5.5%
---------------------------------------------------------------------------
      $3,000         Pennsylvania HEFA, (University of
                     Pennsylvania), 4.625%, 7/15/30            $  2,669,790
         600         Philadelphia HEFA, (Chestnut Hill
                     College), 6.00%, 10/1/29                       591,288
---------------------------------------------------------------------------
                                                               $  3,261,078
---------------------------------------------------------------------------
Electric Utilities -- 1.9%
---------------------------------------------------------------------------
      $1,200         Puerto Rico Electric Power Authority,
                     5.00%, 7/1/28                             $  1,151,136
---------------------------------------------------------------------------
                                                               $  1,151,136
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.2%
---------------------------------------------------------------------------
      $2,000         Westmoreland County Municipal Authority,
                     (FGIC), Escrowed to Maturity, 0.00%,
                     8/15/19                                   $    705,760
---------------------------------------------------------------------------
                                                               $    705,760
---------------------------------------------------------------------------
Gas Utilities -- 2.0%
---------------------------------------------------------------------------
      $1,325         Philadelphia Natural Gas Works, Variable
                     Rate, 7/1/28(1)                           $  1,213,329
---------------------------------------------------------------------------
                                                               $  1,213,329
---------------------------------------------------------------------------
General Obligations -- 5.4%
---------------------------------------------------------------------------
      $1,000         Puerto Rico, 4.50%, 7/1/23                $    892,440
       1,000         Puerto Rico, 4.75%, 7/1/23                     928,820
       1,500         Puerto Rico, Variable Rate, 7/1/27(1)(2)     1,422,570
---------------------------------------------------------------------------
                                                               $  3,243,830
---------------------------------------------------------------------------
Hospital -- 2.0%
---------------------------------------------------------------------------
      $1,100         Montgomery County HEFA, (Montgomery
                     Hospital), 6.375%, 7/1/07                 $  1,170,235
---------------------------------------------------------------------------
                                                               $  1,170,235
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------
Housing -- 3.0%
---------------------------------------------------------------------------
      $1,700         Pennsylvania HFA, Single Family, (AMT),
                     5.85%, 10/1/27                            $  1,768,459
---------------------------------------------------------------------------
                                                               $  1,768,459
---------------------------------------------------------------------------
Industrial Development Revenue -- 5.9%
---------------------------------------------------------------------------
      $1,000         New Morgan IDA, (New Morgan Landfill),
                     (AMT), 6.50%, 4/1/19                      $  1,044,130
         600         Philadelphia IDA, (Franklin Institute),
                     5.20%, 6/15/26                                 569,544
       1,800         Puerto Rico Port Authority, (American
                     Airlines), (AMT), 6.30%, 6/1/23(3)           1,901,448
---------------------------------------------------------------------------
                                                               $  3,515,122
---------------------------------------------------------------------------
Insured-Education -- 17.7%
---------------------------------------------------------------------------
      $1,000         Pennsylvania HEFA, (Bryn Mawr College),
                     (AMBAC), 5.125%, 12/1/29(4)               $    974,410
         500         Pennsylvania HEFA, (Drexel University),
                     (MBIA), 4.80%, 5/1/28                          464,245
       3,000         Pennsylvania HEFA, (Temple University),
                     (MBIA), 5.00%, 4/1/29(3)                     2,872,109
       1,700         Pennsylvania HEFA, (Thomas Jefferson
                     University), (AMBAC), 5.00%, 7/1/19          1,656,803
       1,750         University of Pittsburgh, (FGIC),
                     5.125%, 6/1/22                               1,716,383
       3,000         Washington County Authority, (Girard
                     College), (MBIA), 5.00%, 5/15/28             2,873,849
---------------------------------------------------------------------------
                                                               $ 10,557,799
---------------------------------------------------------------------------
Insured-General Obligations -- 15.1%
---------------------------------------------------------------------------
      $  500         Butler School District, (FGIC), 4.75%,
                     10/1/22                                   $    464,965
       1,825         Hopewell School District, (FSA), 0.00%,
                     9/1/25                                         450,647
       1,000         McGuffey School District, (AMBAC),
                     4.75%, 8/1/28                                  920,800
       1,850         Philadelphia School District, (MBIA),
                     4.75%, 4/1/27                                1,701,390
       3,000         Philadelphia, (FSA), 5.00%, 3/15/28          2,873,999
       1,000         Ridley School District, (FGIC), 5.00%,
                     11/15/29                                       957,060
         250         Southeast Delco Area School District,
                     (MBIA), 0.00%, 2/1/24                           66,828
       1,700         Spring Ford School District, (FGIC),
                     4.75%, 3/1/25                                1,572,670
---------------------------------------------------------------------------
                                                               $  9,008,359
---------------------------------------------------------------------------
Insured-Hospital -- 23.0%
---------------------------------------------------------------------------
      $3,000         Beaver County, Hospital Authority,
                     (Valley Health Systems, Inc.), (AMBAC),
                     5.00%, 5/15/28                            $  2,835,660
       1,000         Delaware County Authority, (Catholic
                     Health East), (AMBAC), 4.875%, 11/15/26        919,900

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF MAY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------

Insured-Hospital (continued)
---------------------------------------------------------------------------
      $2,250         Lehigh County General Purpose Authority,
                     (Lehigh Valley Health Network), (MBIA),
                     5.25%, 7/1/29                             $  2,188,553
       1,250         Montgomery County HEFA, (Pottstown
                     Healthcare Corp.), (FSA), 5.00%, 1/1/27      1,182,913
       1,000         Pennsylvania HEFA, (UPMC Health System),
                     (FSA), 5.00%, 8/1/29                           944,240
       3,000         Sharon Health System Authority, (Sharon
                     Regional Health System), (MBIA), 5.00%,
                     12/1/28                                      2,834,430
       3,000         South Fork Municipal Authority,
                     (Conemaugh Valley Memorial Hospital),
                     (MBIA), 5.00%, 7/1/28                        2,835,270
---------------------------------------------------------------------------
                                                               $ 13,740,966
---------------------------------------------------------------------------
Insured-Miscellaneous -- 4.1%
---------------------------------------------------------------------------
      $2,450         Philadelphia Parking Authority, (AMBAC),
                     5.25%, 2/15/29                            $  2,415,333
---------------------------------------------------------------------------
                                                               $  2,415,333
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.4%
---------------------------------------------------------------------------
      $  500         Pittsburgh and Allegheny County Public
                     Auditorium Authority, (AMBAC), 5.00%,
                     2/1/24                                    $    478,450
       1,000         Pittsburgh and Allegheny County Public
                     Auditorium Authority, (AMBAC), 5.00%,
                     2/1/24                                         959,560
---------------------------------------------------------------------------
                                                               $  1,438,010
---------------------------------------------------------------------------
Insured-Transportation -- 1.9%
---------------------------------------------------------------------------
      $1,350         Southeastern Pennsylvania Transit
                     Authority, (FGIC), Variable Rate,
                     2/1/29(1)(2)                              $  1,134,378
---------------------------------------------------------------------------
                                                               $  1,134,378
---------------------------------------------------------------------------
Insured-Water and Sewer -- 1.6%
---------------------------------------------------------------------------
      $1,000         Pittsburgh Water and Sewer Authority,
                     (FSA), 5.10%, 9/1/24                      $    974,970
---------------------------------------------------------------------------
                                                               $    974,970
---------------------------------------------------------------------------
Nursing Home -- 2.0%
---------------------------------------------------------------------------
      $  500         Clarion County IDA, (Beverly
                     Enterprises, Inc.), 5.875%, 5/1/07        $    499,565
         685         Cumberland County IDA, (Beverly
                     Enterprises, Inc.), 5.50%, 10/1/08             671,293
---------------------------------------------------------------------------
                                                               $  1,170,858
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)               SECURITY                        VALUE
---------------------------------------------------------------------------
Special Tax Revenue -- 3.6%
---------------------------------------------------------------------------
      $1,550         Pennsylvania Turnpike Commission Oil
                     Franchise, Variable Rate, 12/1/27(1)(2)   $  1,307,115
         850         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28               805,443
---------------------------------------------------------------------------
                                                               $  2,112,558
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $60,942,791)                                $59,637,470
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 1999, 67.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 11.0% to 26.6% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1999, the value of these securities amounted to $3,864,063 or 6.4% of the Trust's net assets.

(3) Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MAY 31, 1999

                                          CALIFORNIA TRUST    FLORIDA TRUST    MASSACHUSETTS TRUST    MICHIGAN TRUST
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $169,344,199       $ 96,963,378        $57,923,589         $47,920,400
   Unrealized depreciation                     (3,994,902)        (2,575,716)        (1,399,848)         (1,070,851)
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $165,349,297       $ 94,387,662        $56,523,741         $46,849,549
---------------------------------------------------------------------------------------------------------------------
Cash                                         $    848,820       $    295,231        $   370,983         $   128,887
Receivable for investments sold                        --          1,469,997          1,681,446           1,893,523
Dividends and interest receivable               2,536,346          1,137,869            906,628             482,867
Receivable from the Investment Adviser              6,970                685                685                 685
Prepaid expenses                                    8,049              6,049              6,049               6,049
---------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $168,749,482       $ 97,297,493        $59,489,532         $49,361,560
---------------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------------
Payable for investments purchased            $  4,127,400       $         --        $   962,582         $   986,850
Payable for when-issued securities              4,888,414          1,650,522            699,045             994,657
Payable for daily variation margin on
   financial futures contracts                         --                 --              3,781                  --
Payable to affiliate for Trustees' fees             2,507              2,507              2,013               1,940
Other accrued expenses                             60,486             48,334             49,545              34,899
---------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $  9,078,807       $  1,701,363        $ 1,716,966         $ 2,018,346
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                   $159,670,675       $ 95,596,130        $57,772,566         $47,343,214
---------------------------------------------------------------------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------
Auction Preferred Shares, $0.01 par
   value, unlimited number of shares
   authorized                                $ 59,000,000       $ 35,500,000        $21,500,000         $17,500,000
Common Shares, $0.01 par value;
   unlimited number of shares authorized           70,384             42,124             25,437              20,797
Additional paid-in capital                    104,628,717         62,612,398         37,803,941          30,908,789
Accumulated net realized loss from
   investment transactions                       (489,449)          (244,472)          (355,115)           (168,793)
Undistributed net investment income               455,925            261,796            187,217             153,272
Unrealized depreciation of investments         (3,994,902)        (2,575,716)        (1,388,914)         (1,070,851)
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                   $159,670,675       $ 95,596,130        $57,772,566         $47,343,214
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to preferred
   shareholders --
   Auction Preferred Shares at
      liquidation value                      $ 59,000,000       $ 35,500,000        $21,500,000         $17,500,000
   Cumulative undeclared dividends                  4,026             15,803             13,192               7,790
---------------------------------------------------------------------------------------------------------------------
TOTAL                                        $ 59,004,026       $ 35,515,803        $21,513,192         $17,507,790
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to common
   shareholders                              $100,666,649       $ 60,080,327        $36,259,374         $29,835,424
---------------------------------------------------------------------------------------------------------------------
TOTAL                                        $159,670,675       $ 95,596,130        $57,772,566         $47,343,214
---------------------------------------------------------------------------------------------------------------------
Auction Preferred Shares Issued and Outstanding
  ($25,000 per share liquidation preference)
---------------------------------------------------------------------------------------------------------------------
                                                    2,360              1,420                860                 700
---------------------------------------------------------------------------------------------------------------------
Common Shares Outstanding
---------------------------------------------------------------------------------------------------------------------
                                                7,038,421          4,212,397          2,543,743           2,079,718
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Common Share
---------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON
   SHAREHOLDERS  DIVIDED BY COMMON
   SHARES ISSUED AND OUTSTANDING             $      14.30       $      14.26        $     14.25         $     14.35
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MAY 31, 1999

                                          NEW JERSEY TRUST    NEW YORK TRUST     OHIO TRUST    PENNSYLVANIA TRUST
------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $104,514,581       $127,699,276    $ 63,518,064       $60,942,791
   Unrealized depreciation                     (2,112,566)        (2,606,463)     (1,175,165)       (1,305,321)
------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $102,402,015       $125,092,813    $ 62,342,899       $59,637,470
------------------------------------------------------------------------------------------------------------------
Cash                                         $  2,143,943       $    267,638    $  1,427,074       $    31,502
Receivable for investments sold                        --          1,506,616              --         2,665,571
Dividends and interest receivable               1,905,970          2,191,730         824,105           998,795
Receivable from the Investment Adviser                685                685             685               685
Prepaid expenses                                    6,048              5,921           6,115             6,049
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $106,458,661       $129,065,403    $ 64,600,878       $63,340,072
------------------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------------------
Payable for investments purchased            $  2,066,648       $  1,463,013    $         --       $ 1,657,976
Payable for when-issued securities              1,941,791          7,586,925       1,072,840           978,226
Payable for daily variation margin on
   financial futures contracts                     12,375             33,250          18,500                --
Payable to affiliate for Trustees' fees             3,019                813           1,963             1,940
Other accrued expenses                             47,839             44,670          31,574            39,285
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $  4,071,672       $  9,128,671    $  1,124,877       $ 2,677,427
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                   $102,386,989       $119,936,732    $ 63,476,001       $60,662,645
------------------------------------------------------------------------------------------------------------------
Sources of Net Assets
------------------------------------------------------------------------------------------------------------------
Auction Preferred Shares, $0.01 par
   value, unlimited number of shares
   authorized                                $ 38,000,000       $ 44,500,000    $ 23,500,000       $22,500,000
Common Shares, $0.01 par value;
   unlimited number of shares authorized           44,645             52,567          27,703            26,552
Additional paid-in capital                     66,356,507         78,139,290      41,173,381        39,462,315
Accumulated net realized loss from
   investment transactions                       (229,058)          (534,611)       (267,410)         (231,387)
Undistributed net investment income               291,677            345,185         194,811           210,486
Unrealized depreciation of investments         (2,076,782)        (2,565,699)     (1,152,484)       (1,305,321)
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                   $102,386,989       $119,936,732    $ 63,476,001       $60,662,645
------------------------------------------------------------------------------------------------------------------
Net assets applicable to preferred
   shareholders --
   Auction Preferred Shares at
      liquidation value                      $ 38,000,000       $ 44,500,000    $ 23,500,000       $22,500,000
   Cumulative undeclared dividends                  3,433             15,845          12,360            14,022
------------------------------------------------------------------------------------------------------------------
TOTAL                                        $ 38,003,433       $ 44,515,845    $ 23,512,360       $22,514,022
------------------------------------------------------------------------------------------------------------------
Net assets applicable to common
   shareholders                              $ 64,383,556       $ 75,420,887    $ 39,963,641       $38,148,623
------------------------------------------------------------------------------------------------------------------
TOTAL                                        $102,386,989       $119,936,732    $ 63,476,001       $60,662,645
------------------------------------------------------------------------------------------------------------------
Auction Preferred Shares Issued and Outstanding
  ($25,000 per share liquidation preference)
------------------------------------------------------------------------------------------------------------------
                                                    1,520              1,780             940               900
------------------------------------------------------------------------------------------------------------------
Common Shares Outstanding
------------------------------------------------------------------------------------------------------------------
                                                4,464,495          5,256,667       2,770,292         2,655,176
------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Common Share
------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON
   SHAREHOLDERS  DIVIDED BY COMMON
   SHARES ISSUED AND OUTSTANDING             $      14.42       $      14.35    $      14.43       $     14.37
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MAY 31, 1999(1)

                                          CALIFORNIA TRUST    FLORIDA TRUST    MASSACHUSETTS TRUST    MICHIGAN TRUST
---------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------
Interest                                     $ 2,248,849        $  1,396,094        $   862,326         $   678,526
Dividends                                             --                  --              7,436                  --
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $ 2,248,849        $  1,396,094        $   869,762         $   678,526
---------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $   337,883        $    196,581        $   122,501         $    98,425
Administration fee                                96,938              54,929             35,000              27,781
Trustees fees and expenses                         2,507               2,507              2,013               1,940
Custodian fee                                     17,149              11,126              7,393               5,564
Organization expenses                             36,786              22,544             25,000              17,776
Preferred shares remarketing agent fee            35,966              21,884             13,145              10,668
Transfer and dividend disbursing agent
   fees                                           30,580              18,318             11,394               8,150
Legal and accounting services                     16,599              16,599             15,099              14,573
Printing and postage                              14,785              14,092             10,066              10,065
Miscellaneous                                      8,684               8,112              8,594               8,471
---------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $   597,877        $    366,692        $   250,205         $   203,413
---------------------------------------------------------------------------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                            $   102,444        $        685        $    26,604         $    50,729
   Reduction of custodian fee                     17,149              11,126              7,393               5,564
---------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $   119,593        $     11,811        $    33,997         $    56,293
---------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $   478,284        $    354,881        $   216,208         $   147,120
---------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $ 1,770,565        $  1,041,213        $   653,554         $   531,406
---------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $  (489,449)       $   (244,472)       $  (355,115)        $  (168,793)
---------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $  (489,449)       $   (244,472)       $  (355,115)        $  (168,793)
---------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $(3,994,902)       $ (2,575,716)       $(1,399,848)        $(1,070,851)
   Financial futures contracts                        --                  --             10,934                  --
---------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $(3,994,902)       $ (2,575,716)       $(1,388,914)        $(1,070,851)
---------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $(4,484,351)       $ (2,820,188)       $(1,744,029)        $(1,239,644)
---------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $(2,713,786)       $ (1,778,975)       $(1,090,475)        $  (708,238)
---------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, January 29, 1999, to May 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MAY 31, 1999(1)

                                          NEW JERSEY TRUST    NEW YORK TRUST     OHIO TRUST    PENNSYLVANIA TRUST
------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------
Interest                                     $ 1,398,248        $ 1,715,655     $    901,808       $   891,912
Dividends                                         23,557                 --               --                --
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $ 1,421,805        $ 1,715,655     $    901,808       $   891,912
------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $   206,393        $   248,873     $    134,341       $   125,646
Administration fee                                60,427             71,107           38,269            35,964
Trustees fees and expenses                         3,020                813            1,964             1,940
Custodian fee                                     10,748             12,215            7,523             6,842
Organization expenses                             23,974             26,684           18,841            18,480
Preferred shares remarketing agent fee            23,164             27,126           13,843            13,716
Transfer and dividend disbursing agent
   fees                                           20,535             22,092           12,371            10,419
Legal and accounting services                     17,112             15,030           14,727            14,573
Printing and postage                              14,092             12,200           11,782            11,657
Miscellaneous                                      8,995              9,049            8,430             8,405
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $   388,460        $   445,189     $    262,091       $   247,642
------------------------------------------------------------------------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                            $    69,353        $    33,638     $     45,469       $    42,035
   Reduction of custodian fee                     10,748             12,215            7,523             6,842
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    80,101        $    45,853     $     52,992       $    48,877
------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $   308,359        $   399,336     $    209,099       $   198,765
------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $ 1,113,446        $ 1,316,319     $    692,709       $   693,147
------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $  (229,058)       $  (534,611)    $   (267,410)      $  (231,387)
------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $  (229,058)       $  (534,611)    $   (267,410)      $  (231,387)
------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $(2,112,566)       $(2,606,463)    $ (1,175,165)      $(1,305,321)
   Financial futures contracts                    35,784             40,764           22,681                --
------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $(2,076,782)       $(2,565,699)    $ (1,152,484)      $(1,305,321)
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $(2,305,840)       $(3,100,310)    $ (1,419,894)      $(1,536,708)
------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $(1,192,394)       $(1,783,991)    $   (727,185)      $  (843,561)
------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, January 29, 1999, to May 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED MAY 31, 1999(1)

Increase (Decrease) in Net Assets         CALIFORNIA TRUST    FLORIDA TRUST    MASSACHUSETTS TRUST    MICHIGAN TRUST
---------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $  1,770,565       $  1,041,213        $   653,554         $   531,406
   Net realized loss                             (489,449)          (244,472)          (355,115)           (168,793)
   Net change in unrealized appreciation
      (depreciation)                           (3,994,902)        (2,575,716)        (1,388,914)         (1,070,851)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $ (2,713,786)      $ (1,778,975)       $(1,090,475)        $  (708,238)
---------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
Preferred Shareholders --
   From net investment income                $   (418,805)      $   (251,524)       $  (142,692)        $  (118,454)
Common Shareholders --
   From net investment income                    (895,835)          (527,893)          (323,645)           (259,680)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS          $ (1,314,640)      $   (779,417)       $  (466,337)        $  (378,134)
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from sale of preferred
      shares                                 $ 59,000,000       $ 35,500,000        $21,500,000         $17,500,000
   Proceeds from sale of common shares        105,225,000         62,962,500         37,950,000          31,050,000
   Reinvestment of distributions to
      shareholders                                245,004            120,179            103,196              44,664
   Offering costs and preferred shares
      underwriting discounts                     (870,903)          (528,157)          (323,818)           (265,078)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS           $163,599,101       $ 98,054,522        $59,229,378         $48,329,586
---------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $159,570,675       $ 95,496,130        $57,672,566         $47,243,214
---------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------
At beginning of period                       $    100,000       $    100,000        $   100,000         $   100,000
---------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                             $159,670,675       $ 95,596,130        $57,772,566         $47,343,214
---------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net
investment income included in net assets
---------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                             $    455,925       $    261,796        $   187,217         $   153,272
---------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, January 29, 1999, to May 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED MAY 31, 1999(1)

Increase (Decrease) in Net Assets         NEW JERSEY TRUST    NEW YORK TRUST     OHIO TRUST    PENNSYLVANIA TRUST
------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $  1,113,446       $  1,316,319    $    692,709       $   693,147
   Net realized loss                             (229,058)          (534,611)       (267,410)         (231,387)
   Net change in unrealized appreciation
      (depreciation)                           (2,076,782)        (2,565,699)     (1,152,484)       (1,305,321)
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $ (1,192,394)      $ (1,783,991)   $   (727,185)      $  (843,561)
------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
Preferred Shareholders --
   From net investment income                $   (264,434)      $   (300,909)   $   (150,550)      $  (149,769)
Common Shareholders --
   From net investment income                    (557,335)          (670,225)       (347,348)         (332,892)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS          $   (821,769)      $   (971,134)   $   (497,898)      $  (482,661)
------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from sale of preferred
      shares                                 $ 38,000,000       $ 44,500,000    $ 23,500,000       $22,500,000
   Proceeds from sale of common shares         66,750,000         78,750,000      41,400,000        39,675,000
   Reinvestment of distributions to
      shareholders                                115,014                 --          53,398            51,413
   Offering costs and preferred shares
      underwriting discounts                     (563,862)          (658,143)       (352,314)         (337,546)
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS           $104,301,152       $122,591,857    $ 64,601,084       $61,888,867
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $102,286,989       $119,836,732    $ 63,376,001       $60,562,645
------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------
At beginning of period                       $    100,000       $    100,000    $    100,000       $   100,000
------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                             $102,386,989       $119,936,732    $ 63,476,001       $60,662,645
------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net
investment income included in net assets
------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                             $    291,677       $    345,185    $    194,811       $   210,486
------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, January 29, 1999, to May 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

FINANCIAL STATEMENTS CONT'D
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                                                 CALIFORNIA
                                                                    TRUST
                                                                -------------
                                                                PERIOD ENDED
                                                                MAY 31, 1999
                                                                (UNAUDITED)(1)(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)          $ 15.000
-----------------------------------------------------------------------------
Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                                           $  0.260
Net realized and unrealized loss                                  (0.643)
-----------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                                      $ (0.383)
-----------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------
Preferred Shareholders--
   From net investment income                                   $ (0.061)
Common Shareholders--
   From net investment income                                   $ (0.128)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             $ (0.189)
-----------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                                              $ (0.041)
-----------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                         $ (0.087)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                $ 14.300
-----------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                   $ 13.500
-----------------------------------------------------------------------------

TOTAL RETURN(3)                                                    (9.21)%
-----------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period (000's omitted)                       $159,671
Ratios (As a percentage of average total net assets):
   Net expenses                                                     1.01%(4)
   Net expenses after custodian fee reduction                       0.98%(4)
   Net investment income                                            3.62%(4)
Ratios (As a percentage of average common net assets):
   Net expenses(5)                                                  1.46%(4)
   Net expenses after custodian fee reduction(5)                    1.41%(4)
   Net investment income(5)                                         5.21%(4)
Portfolio Turnover                                                    73%
-----------------------------------------------------------------------------
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
-----------------------------------------------------------------------------
Ratios (As a percentage of average total net assets):
   Expenses                                                         1.22%(4)
   Expenses after custodian fee reduction                           1.19%(4)
   Net investment income                                            3.41%(4)
   Net investment income per share                              $  0.240
Ratios (As a percentage of average common net assets):
   Expenses(5)                                                      1.76%(4)
   Expenses after custodian fee reduction(5)                        1.71%(4)
   Net investment income(5)                                         4.91%(4)
   Net investment income per share                              $  0.250
-----------------------------------------------------------------------------

(1) For the period from the start of business, January 29, 1999, to May 31, 1999.
(2)  Computed using average common shares outstanding.
(3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Annualized.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflect the Trust's leveraged capital structure.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                                                FLORIDA TRUST
                                                                -------------
                                                                PERIOD ENDED
                                                                MAY 31, 1999
                                                                (UNAUDITED)(1)(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)          $ 15.000
-----------------------------------------------------------------------------
Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                                           $  0.255
Net realized and unrealized loss                                  (0.678)
-----------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                                      $ (0.423)
-----------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------
Preferred Shareholders--
   From net investment income                                   $ (0.062)
Common Shareholders--
   From net investment income                                   $ (0.126)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             $ (0.188)
-----------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                                              $ (0.042)
-----------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                         $ (0.087)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                $ 14.260
-----------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                   $ 14.188
-----------------------------------------------------------------------------

TOTAL RETURN(3)                                                    (4.60)%
-----------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period (000's omitted)                       $ 95,596
Ratios (As a percentage of average total net assets):
   Net expenses                                                     1.25%(4)
   Net expenses after custodian fee reduction                       1.21%(4)
   Net investment income                                            3.56%(4)
Ratios (As a percentage of average common net assets):
   Net expenses(5)                                                  1.80%(4)
   Net expenses after custodian fee reduction(5)                    1.75%(4)
   Net investment income(5)                                         5.12%(4)
Portfolio Turnover                                                    52%
-----------------------------------------------------------------------------
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
-----------------------------------------------------------------------------
Ratios (As a percentage of average total net assets):
   Expenses                                                         1.25%(4)
   Expenses after custodian fee reduction                           1.21%(4)
   Net investment income                                            3.56%(4)
   Net investment income per share                              $  0.255
Ratios (As a percentage of average common net assets):
   Expenses(5)                                                      1.80%(4)
   Expenses after custodian fee reduction(5)                        1.75%(4)
   Net investment income(5)                                         5.12%(4)
   Net investment income per share                              $  0.255
-----------------------------------------------------------------------------

(1) For the period from the start of business, January 29, 1999, to May 31, 1999.
(2)  Computed using average common shares outstanding.
(3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Annualized.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflect the Trust's leveraged capital structure.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                                                MASSACHUSETTS
                                                                    TRUST
                                                                -------------
                                                                PERIOD ENDED
                                                                MAY 31, 1999
                                                                (UNAUDITED)(1)(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)          $ 15.000
-----------------------------------------------------------------------------
Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                                           $  0.265
Net realized and unrealized loss                                  (0.701)
-----------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                                      $ (0.436)
-----------------------------------------------------------------------------
Less distributions
Preferred Shareholders--
   From net investment income                                   $ (0.055)
Common Shareholders--
   From net investment income                                   $ (0.128)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             $ (0.183)
-----------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                                              $ (0.044)
-----------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                         $ (0.087)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                $ 14.250
-----------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                   $ 13.938
-----------------------------------------------------------------------------

TOTAL RETURN(3)                                                    (6.27)%
-----------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period (000's omitted)                       $ 57,773
Ratios (As a percentage of average total net assets):
   Net expenses                                                     1.27%(4)
   Net expenses after custodian fee reduction                       1.22%(4)
   Net investment income                                            3.70%(4)
Ratios (As a percentage of average common net assets):
   Net expenses(5)                                                  1.82%(4)
   Net expenses after custodian fee reduction(5)                    1.76%(4)
   Net investment income(5)                                         5.33%(4)
Portfolio Turnover                                                    87%
-----------------------------------------------------------------------------
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
-----------------------------------------------------------------------------
Ratios (As a percentage of average total net assets):
   Expenses                                                         1.42%(4)
   Expenses after custodian fee reduction                           1.37%(4)
   Net investment income                                            3.55%(4)
   Net investment income per share                              $  0.254
Ratios (As a percentage of average common net assets):
   Expenses(5)                                                      2.04%(4)
   Expenses after custodian fee reduction(5)                        1.98%(4)
   Net investment income(5)                                         5.11%(4)
   Net investment income per share                              $  0.254
-----------------------------------------------------------------------------

(1) For the period from the start of business, January 29, 1999, to May 31, 1999.
(2)  Computed using average common shares outstanding.
(3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Annualized.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflect the Trust's leveraged capital structure.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                                                  MICHIGAN
                                                                    TRUST
                                                                -------------
                                                                PERIOD ENDED
                                                                MAY 31, 1999
                                                                (UNAUDITED)(1)(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)          $ 15.000
-----------------------------------------------------------------------------
Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                                           $  0.264
Net realized and unrealized loss                                  (0.598)
-----------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                                      $ (0.334)
-----------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------
Preferred Shareholders--
   From net investment income                                   $ (0.059)
Common Shareholders--
   From net investment income                                   $ (0.125)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             $ (0.184)
-----------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                                              $ (0.045)
-----------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                         $ (0.087)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                $ 14.350
-----------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                   $ 14.625
-----------------------------------------------------------------------------

TOTAL RETURN(3)                                                    (1.67)%
-----------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period (000's omitted)                       $ 47,343
Ratios (As a percentage of average total net assets):
   Net expenses                                                     1.06%(4)
   Net expenses after custodian fee reduction                       1.02%(4)
   Net investment income                                            3.67%(4)
Ratios (As a percentage of average common net assets):
   Net expenses(5)                                                  1.52%(4)
   Net expenses after custodian fee reduction(5)                    1.46%(4)
   Net investment income(5)                                         5.29%(4)
Portfolio Turnover                                                    61%
-----------------------------------------------------------------------------
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
-----------------------------------------------------------------------------
Ratios (As a percentage of average total net assets):
   Expenses                                                         1.41%(4)
   Expenses after custodian fee reduction                           1.37%(4)
   Net investment income                                            3.32%(4)
   Net investment income per share                              $  0.239
Ratios (As a percentage of average common net assets):
   Expenses(5)                                                      2.03%(4)
   Expenses after custodian fee reduction(5)                        1.97%(4)
   Net investment income(5)                                         4.78%(4)
   Net investment income per share                              $  0.239
-----------------------------------------------------------------------------

(1) For the period from the start of business, January 29, 1999, to May 31, 1999.
(2)  Computed using average common shares outstanding.
(3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Annualized.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflect the Trust's leveraged capital structure.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                                                 NEW JERSEY
                                                                    TRUST
                                                                -------------
                                                                PERIOD ENDED
                                                                MAY 31, 1999
                                                                (UNAUDITED)(1)(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)          $ 15.000
-----------------------------------------------------------------------------
Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                                           $  0.258
Net realized and unrealized loss                                  (0.521)
-----------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                                      $ (0.263)
-----------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------
Preferred Shareholders--
   From net investment income                                   $ (0.061)
Common Shareholders--
   From net investment income                                     (0.125)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             $ (0.186)
-----------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                                              $ (0.043)
-----------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                         $ (0.088)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                $ 14.420
-----------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                   $ 14.500
-----------------------------------------------------------------------------

TOTAL RETURN(3)                                                    (2.51)%
-----------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period (000's omitted)                       $102,387
Ratios (As a percentage of average total net assets):
   Net expenses                                                     1.03%(4)
   Net expenses after custodian fee reduction                       0.99%(4)
   Net investment income                                            3.57%(4)
Ratios (As a percentage of average common net assets):
   Net expenses(5)                                                  1.48%(4)
   Net expenses after custodian fee reduction(5)                    1.43%(4)
   Net investment income(5)                                         5.16%(4)
Portfolio Turnover                                                    50%
-----------------------------------------------------------------------------
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
-----------------------------------------------------------------------------
Ratios (As a percentage of average total net assets):
   Expenses                                                         1.25%(4)
   Expenses after custodian fee reduction                           1.21%(4)
   Net investment income                                            3.35%(4)
   Net investment income per share                              $  0.242
Ratios (As a percentage of average common net assets):
   Expenses(5)                                                      1.80%(4)
   Expenses after custodian fee reduction(5)                        1.75%(4)
   Net investment income(5)                                         4.84%(4)
   Net investment income per share                              $  0.242
-----------------------------------------------------------------------------

(1) For the period from the start of business, January 29, 1999, to May 31, 1999.
(2)  Computed using average common shares outstanding.
(3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Annualized.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflect the Trust's leveraged capital structure.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                                                  NEW YORK
                                                                    TRUST
                                                                -------------
                                                                PERIOD ENDED
                                                                MAY 31, 1999
                                                                (UNAUDITED)(1)(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)          $ 15.000
-----------------------------------------------------------------------------
Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                                           $  0.258
Net realized and unrealized loss                                  (0.592)
-----------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                                      $ (0.334)
-----------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------
Preferred Shareholders--
   From net investment income                                   $ (0.059)
Common Shareholders--
   From net investment income                                     (0.128)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             $ (0.187)
-----------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                                              $ (0.042)
-----------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                         $ (0.087)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                $ 14.350
-----------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                   $ 13.875
-----------------------------------------------------------------------------

TOTAL RETURN(3)                                                    (6.67)%
-----------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period (000's omitted)                       $119,937
Ratios (As a percentage of average total net assets):
   Net expenses                                                     1.12%(4)
   Net expenses after custodian fee reduction                       1.09%(4)
   Net investment income                                            3.59%(4)
Ratios (As a percentage of average common net assets):
   Net expenses(5)                                                  1.62%(4)
   Net expenses after custodian fee reduction(5)                    1.57%(4)
   Net investment income(5)                                         5.17%(4)
Portfolio Turnover                                                    62%
-----------------------------------------------------------------------------
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
-----------------------------------------------------------------------------
Ratios (As a percentage of average total net assets):
   Expenses                                                         1.21%(4)
   Expenses after custodian fee reduction                           1.18%(4)
   Net investment income                                            3.50%(4)
   Net investment income per share                              $  0.242
Ratios (As a percentage of average common net assets):
   Expenses(5)                                                      1.75%(4)
   Expenses after custodian fee reduction(5)                        1.70%(4)
   Net investment income(5)                                         5.04%(4)
   Net investment income per share                              $  0.252
-----------------------------------------------------------------------------

(1) For the period from the start of business, January 29, 1999, to May 31, 1999.
(2)  Computed using average common shares outstanding.
(3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Annualized.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflect the Trust's leveraged capital structure.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                                                 OHIO TRUST
                                                                -------------
                                                                PERIOD ENDED
                                                                MAY 31, 1999
                                                                (UNAUDITED)(1)(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)          $ 15.000
-----------------------------------------------------------------------------
Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                                           $  0.255
Net realized and unrealized loss                                  (0.514)
-----------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                                      $ (0.259)
-----------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income                                   $ (0.055)
Common Shareholders --
   From net investment income                                     (0.126)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             $ (0.181)
-----------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                                              $ (0.043)
-----------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                         $ (0.087)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                $ 14.430
-----------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                   $ 14.750
-----------------------------------------------------------------------------

TOTAL RETURN(3)                                                    (0.82)%
-----------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period (000's omitted)                       $ 63,476
Ratios (As a percentage of average total net assets):
   Net expenses                                                     1.11%(4)
   Net expenses after custodian fee reduction                       1.07%(4)
   Net investment income                                            3.55%(4)
Ratios (As a percentage of average common net assets):
   Net expenses(5)                                                  1.59%(4)
   Net expenses after custodian fee reduction(5)                    1.54%(4)
   Net investment income(5)                                         5.11%(4)
Portfolio Turnover                                                    79%
-----------------------------------------------------------------------------
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
-----------------------------------------------------------------------------
Ratios (As a percentage of average total net assets):
   Expenses                                                         1.34%(4)
   Expenses after custodian fee reduction                           1.30%(4)
   Net investment income                                            3.32%(4)
   Net investment income per share                              $  0.238
Ratios (As a percentage of average common net assets):
   Expenses(5)                                                      1.93%(4)
   Expenses after custodian fee reduction(5)                        1.88%(4)
   Net investment income(5)                                         4.77%(4)
   Net investment income per share                              $  0.243
-----------------------------------------------------------------------------

(1) For the period from the start of business, January 29, 1999, to May 31, 1999.
(2)  Computed using average common shares outstanding.
(3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Annualized.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflect the Trust's leveraged capital structure.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                                                PENNSYLVANIA
                                                                    TRUST
                                                                -------------
                                                                PERIOD ENDED
                                                                MAY 31, 1999
                                                                (UNAUDITED)(1)(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)          $ 15.000
-----------------------------------------------------------------------------
Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                                           $  0.269
Net realized and unrealized loss                                  (0.584)
-----------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                                      $ (0.315)
-----------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income                                   $ (0.058)
Common Shareholders --
   From net investment income                                     (0.126)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             $ (0.184)
-----------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                                              $ (0.044)
-----------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                         $ (0.087)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                $ 14.370
-----------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                   $ 14.000
-----------------------------------------------------------------------------

TOTAL RETURN(3)                                                    (5.86)%
-----------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period (000's omitted)                       $ 60,663
Ratios (As a percentage of average total net assets):
   Net expenses                                                     1.11%(4)
   Net expenses after custodian fee reduction                       1.07%(4)
   Net investment income                                            3.74%(4)
Ratios (As a percentage of average common net assets):
   Net expenses(5)                                                  1.60%(4)
   Net expenses after custodian fee reduction(5)                    1.55%(4)
   Net investment income(5)                                         5.40%(4)
Portfolio Turnover                                                    49%
-----------------------------------------------------------------------------
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
-----------------------------------------------------------------------------
Ratios (As a percentage of average total net assets):
   Expenses                                                         1.34%(4)
   Expenses after custodian fee reduction                           1.30%(4)
   Net investment income                                            3.51%(4)
   Net investment income per share                              $  0.252
Ratios (As a percentage of average common net assets):
   Expenses(5)                                                      1.93%(4)
   Expenses after custodian fee reduction(5)                        1.88%(4)
   Net investment income(5)                                         5.07%(4)
   Net investment income per share                              $  0.253
-----------------------------------------------------------------------------

(1) For the period from the start of business, January 29, 1999, to May 31, 1999.
(2)  Computed using average common shares outstanding.
(3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Annualized.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflect the Trust's leveraged capital structure.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Florida Municipal Income Trust (Florida Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (individually referred to as the "Trust" or collectively the "Trusts") are registered under the Investment Company Act of 1940, as non-diversified, closed-end management investment companies. The Trusts were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. The Trusts' investment objectives are to provide current income exempt from regular federal income taxes, and taxes in each Trust's specified state. Each Trust seeks to achieve its objective by investing primarily in investment grade municipal obligations issued by its specified state.

   The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Investment Transactions -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, each Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

 C Income -- Interest income is determined on the basis of interest accrued adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

 D Federal Income Taxes -- Each Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. In addition, each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Trust, as exempt-interest dividends.

 E Organization and Offering Costs -- Costs incurred by each Trust in connection with its organization have been expensed. Costs incurred by each Trust in connection with the offerings of the Common Shares and Preferred Shares were recorded as a reduction of capital paid in excess of par applicable to Common Shares.

 F Financial Futures Contracts -- Upon the entering of a financial futures contract, a Trust is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Trust ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Trust. A Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 G Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Trust will realize a loss in the amount of the cost of the option. When a Trust enters into a closing sale transaction, a Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trusts. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Trust maintains with IBT. All significant credit balances used to reduce each Trust's custodian fees are reflected as a reduction of operating expense on the Statements of Operations.

 J Interim Financial Statements -- The interim financial statements relating to
   May 31, 1999 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of each Trust's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares (APS)
-------------------------------------------
   Each Trust issued Auction Preferred Shares on March 1, 1999 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the Common Shares of each Trust. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Trust's APS and have been reset every 7 days thereafter by an auction.

   For the period ended May 31, 1999, Auction Preferred Shares issued and outstanding and dividend rate ranges are as indicated below:

                                             PREFERRED SHARES          DIVIDEND RATE
TRUST                                     ISSUED AND OUTSTANDING           RANGES
-----------------------------------------------------------------------------------------
California Trust                                   2,360                    2.60% - 3.25%
Florida Trust                                      1,420                    2.85% - 3.35%
Massachusetts Trust                                  860                    2.75% - 3.25%
Michigan Trust                                       700                    2.70% - 3.35%
New Jersey Trust                                   1,520                    2.00% - 3.40%
New York Trust                                     1,780                    2.30% - 3.30%
Ohio Trust                                           940                    1.97% - 3.30%
Pennsylvania Trust                                   900                    2.68% - 3.25%

   The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Trust is in default on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws.

3 Distributions to Shareholders
-------------------------------------------
   Each Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on May 31, 1999 was 3.125%, 3.25%, 3.20, 3.25%, 3.30%,
   3.25%, 3.20%, and 3.25%, respectively, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. For the period ended May 31, 1999, the amount of dividends each Trust paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                             DIVIDENDS PAID TO        AVERAGE APS
TRUST                                      PREFERRED SHAREHOLDERS    DIVIDEND RATES
-----------------------------------------------------------------------------------
California Trust                                  $418,805                 2.91%
Florida Trust                                      251,524                 3.08%
Massachusetts Trust                                142,692                 2.95%
Michigan Trust                                     118,454                 2.94%
New Jersey Trust                                   264,434                 2.85%
New York Trust                                     300,909                 2.90%
Ohio Trust                                         150,550                 2.82%
Pennsylvania Trust                                 149,769                 2.96%

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at an annual rate of 0.70% of each Trust's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for investment advisory services rendered to each Trust. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. For the period ended May 31, 1999, the fee was equivalent to 0.70% of each Trust's average weekly gross assets and amounted to $337,883, $196,581, $122,501, $98,425, $206,393,
   $248,873, $134,341, and $125,646, respectively, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. In order to enhance the net income of each Trust, EVM waived a portion of its investment advisory fee in the amount of $102,444, $685, $26,604, $50,729, $69,353, $33,638, $45,469,
   and $42,035, respectively. EVM also serves as the administrator of each Trust. An administration fee, computed at the annual rate of 0.20% of the average weekly gross assets of each Trust is paid to EVM for administering business affairs of each Trust. For the period ended May 31, 1999, the administrative fee amounted to $96,938, $54,929, $35,000, $27,781, $60,427,
   $71,107, $38,269, and $35,964, respectively, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

   Trustees of the Trusts that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended May 31, 1999, no significant amounts have been deferred.

   Eaton Vance has agreed to bear all ordinary and organizational expenses of each Trust that exceed 5% (annualized) of average weekly net assets for each Trust's first fiscal year.

   Certain of the officers and one Trustee of each Trust are officers of EVM.

5 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations for the period ended May 31, 1999 were as follows:

CALIFORNIA TRUST
-------------------------------------------------------
Purchases                                 $ 263,483,084
Sales                                        93,712,454


FLORIDA TRUST
-------------------------------------------------------
Purchases                                 $ 133,760,487
Sales                                        36,555,428

MASSACHUSETTS TRUST
-------------------------------------------------------
Purchases                                 $  96,756,234
Sales                                        38,483,274

MICHIGAN TRUST
-------------------------------------------------------
Purchases                                 $  69,578,895
Sales                                        21,491,621

NEW JERSEY TRUST
-------------------------------------------------------
Purchases                                 $ 142,074,999
Sales                                        37,329,602

NEW YORK TRUST
-------------------------------------------------------
Purchases                                 $ 182,407,321
Sales                                        54,174,659

OHIO TRUST
-------------------------------------------------------
Purchases                                 $ 102,909,510
Sales                                        39,123,649

PENNSYLVANIA TRUST
-------------------------------------------------------
Purchases                                 $  83,302,411
Sales                                        22,136,374

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Trust at May 31, 1999, as computed for Federal income tax purposes, were as follows:

CALIFORNIA TRUST
---------------------------------------------
IDENTIFIED COST                 $ 169,344,199
---------------------------------------------
Gross unrealized appreciation   $       4,360
Gross unrealized depreciation      (3,999,262)
---------------------------------------------
NET UNREALIZED DEPRECIATION     $  (3,994,902)
---------------------------------------------

FLORIDA TRUST
---------------------------------------------
IDENTIFIED COST                 $  96,963,378
---------------------------------------------
Gross unrealized appreciation   $      15,444
Gross unrealized depreciation      (2,591,160)
---------------------------------------------
NET UNREALIZED DEPRECIATION     $  (2,575,716)
---------------------------------------------
MASSACHUSETTS TRUST
---------------------------------------------
IDENTIFIED COST                 $  57,923,589
---------------------------------------------
Gross unrealized appreciation   $      11,720
Gross unrealized depreciation      (1,411,568)
---------------------------------------------
NET UNREALIZED DEPRECIATION     $  (1,399,848)
---------------------------------------------
MICHIGAN TRUST
---------------------------------------------
IDENTIFIED COST                 $  47,920,400
---------------------------------------------
Gross unrealized appreciation   $      12,958
Gross unrealized depreciation      (1,083,809)
---------------------------------------------
NET UNREALIZED DEPRECIATION     $  (1,070,851)
---------------------------------------------

NEW JERSEY TRUST
---------------------------------------------
IDENTIFIED COST                 $ 104,514,581
---------------------------------------------
Gross unrealized appreciation   $      54,173
Gross unrealized depreciation      (2,166,739)
---------------------------------------------
NET UNREALIZED DEPRECIATION     $  (2,112,566)
---------------------------------------------

NEW YORK TRUST
---------------------------------------------
IDENTIFIED COST                 $ 127,699,276
---------------------------------------------
Gross unrealized appreciation   $      41,201
Gross unrealized depreciation      (2,647,664)
---------------------------------------------
NET UNREALIZED DEPRECIATION     $  (2,606,463)
---------------------------------------------

OHIO TRUST
---------------------------------------------
IDENTIFIED COST                 $  63,518,064
---------------------------------------------
Gross unrealized appreciation   $      22,573
Gross unrealized depreciation      (1,197,738)
---------------------------------------------
NET UNREALIZED DEPRECIATION     $  (1,175,165)
---------------------------------------------

PENNSYLVANIA TRUST
---------------------------------------------
IDENTIFIED COST                 $  60,942,791
---------------------------------------------
Gross unrealized appreciation   $      11,613
Gross unrealized depreciation      (1,316,934)
---------------------------------------------
NET UNREALIZED DEPRECIATION     $  (1,305,321)
---------------------------------------------

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Shares of Beneficial Interest
-------------------------------------------
   Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value shares of beneficial interest. Transactions in Common Shares were as follows:

                                         CALIFORNIA TRUST
                                ----------------------------------
                                               PERIOD ENDED
                                               MAY 31, 1999(1)
------------------------------------------------------------------
Sales                                                    7,015,000
Shares issued pursuant to the
 Trust's dividend reinvestment
 plan                                                       16,754
------------------------------------------------------------------
ENDING SHARES                                            7,031,754
------------------------------------------------------------------

                                          FLORIDA TRUST
                                ----------------------------------
                                               PERIOD ENDED
                                               MAY 31, 1999(1)
------------------------------------------------------------------
Sales                                                    4,197,500
Shares issued pursuant to the
 Trust's dividend reinvestment
 plan                                                        8,230
------------------------------------------------------------------
ENDING SHARES                                            4,205,730
------------------------------------------------------------------

                                       MASSACHUSETTS TRUST
                                ----------------------------------
                                               PERIOD ENDED
                                               MAY 31, 1999(1)
------------------------------------------------------------------
Sales                                                    2,530,000
Shares issued pursuant to the
 Trust's dividend reinvestment
 plan                                                        7,076
------------------------------------------------------------------
ENDING SHARES                                            2,537,076
------------------------------------------------------------------

                                          MICHIGAN TRUST
                                ----------------------------------
                                               PERIOD ENDED
                                               MAY 31, 1999(1)
------------------------------------------------------------------
Sales                                                    2,070,000
Shares issued pursuant to the
 Trust's dividend reinvestment
 plan                                                        3,052
------------------------------------------------------------------
ENDING SHARES                                            2,073,052
------------------------------------------------------------------

                                         NEW JERSEY TRUST
                                ----------------------------------
                                               PERIOD ENDED
                                               MAY 31, 1999(1)
------------------------------------------------------------------
Sales                                                    4,450,000
Shares issued pursuant to the
 Trust's dividend reinvestment
 plan                                                        7,828
------------------------------------------------------------------
ENDING SHARES                                            4,457,828
------------------------------------------------------------------

                                          NEW YORK TRUST
                                ----------------------------------
                                               PERIOD ENDED
                                               MAY 31, 1999(1)
------------------------------------------------------------------
Sales                                                    5,250,000
Shares issued pursuant to the
 Trust's dividend reinvestment
 plan                                                           --
------------------------------------------------------------------
ENDING SHARES                                            5,250,000
------------------------------------------------------------------

                                            OHIO TRUST
                                ----------------------------------
                                               PERIOD ENDED
                                               MAY 31, 1999(1)
------------------------------------------------------------------
Sales                                                    2,760,000
Shares issued pursuant to the
 Trust's dividend reinvestment
 plan                                                        3,625
------------------------------------------------------------------
ENDING SHARES                                            2,763,625
------------------------------------------------------------------

                                        PENNSYLVANIA TRUST
                                ----------------------------------
                                               PERIOD ENDED
                                               MAY 31, 1999(1)
------------------------------------------------------------------
Sales                                                    2,645,000
Shares issued pursuant to the
 Trust's dividend reinvestment
 plan                                                        3,510
------------------------------------------------------------------
ENDING SHARES                                            2,648,510
------------------------------------------------------------------

(1) For the period from the start of business January 29, 1999, to May 31, 1999.

8 Financial Instruments
-------------------------------------------
   Each Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at May 31, 1999, is as follows:

                                FUTURES
                                CONTRACTS
                                EXPIRATION                                          NET UNREALIZED
TRUST                           DATE         CONTRACTS                  POSITION    APPRECIATION
---------------------------------------------------------------------------------------------------
Massachusetts                   6/99           11 U.S. Treasury Bonds   Short               $10,934
---------------------------------------------------------------------------------------------------
New Jersey                      6/99               36 Municipal Bonds   Short                35,784
---------------------------------------------------------------------------------------------------
New York                        6/99          133 U.S. Treasury Bonds   Short                40,764
---------------------------------------------------------------------------------------------------
Ohio                            6/99           74 U.S. Treasury Bonds   Short                22,681
---------------------------------------------------------------------------------------------------

   At May 31, 1999, each Trust had sufficient cash and/or securities to cover margin requirements on open futures contracts.

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the "Plan") pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the "Shares") of each Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust's transfer agent, First Data Investor Services Group or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, First Data Investor Services Group, at 1-800-331-1710.

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN
This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in you own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                          --------------------------------------
                                          Please print exact name on account:

                                          --------------------------------------
                                          Shareholder signature         Date

                                          --------------------------------------
                                          Shareholder signature         Date

                                          Please sign exactly as your common
                                          shares are registered. All persons
                                          whose names appear on the share
                                          certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                    Eaton Vance Municipal Income Trusts
                    c/o First Data Investor Services Group
                    P.O. Box 8030
                    Boston, MA 02266-8030
                    800-331-1710

 -------------------------------------------------------------------------------

NUMBER OF EMPLOYEES

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of May 31, 1999, our records indicate that there are 73, 58, 62, 39, 68, 53, 49, and 63 registered shareholders for the California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively and approximately 3,000, 2,500, 1,700, 1,500, 2,500, 2,900, 2,000, and 1,900 shareholders owning the Trust shares in "street" name, such as through brokers, banks, and financial intermediaries for the California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

If you are a "street" name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

                    Eaton Vance Distributors, Inc.
                    The Eaton Vance Building
                    255 State Street
                    Boston, MA 02109
                    1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOLS

California Trust          CEV
Florida Trust             FEV
Massachusetts Trust       MMV
Michigan Trust            EMI
New Jersey Trust          EVJ
New York Trust            EVY
Ohio Trust                EVO
Pennsylvania Trust        EVP

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 1999

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPAL INCOME TRUSTS

Officers

Thomas J. Fetter
President and Portfolio Manager
of New York and Ohio Municipal
Income Trusts

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts and
New Jersey Municipal Income
Trusts

Timothy T. Browse
Vice President and Portfolio
Manager of Michigan and
Pennsylvania Municipal Income
Trusts

Cynthia J. Clemson
Vice President and Portfolio
Manager of California and Florida
Municipal Income Trusts

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER AND ADMINISTRATOR
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP, INC.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122














EATON VANCE MUNICIPAL INCOME TRUSTS
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109









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2-2219-7/99                                                         MUNISRC-7/99